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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

                                                                                                            Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC

General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund

Quarterly Portfolio Holdings Report

September 30, 2009

Conservative Allocation, Moderate Allocation, Aggressive Allocation,

Money Market, Bond, High Income, Diversified Income, Large Cap Value,

Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value,

Small Cap Growth, Global Securities, International Stock Fund,

Target Retirement 2020, Target Retirement 2030 and

Target Retirement 2040 Funds of the Ultra Series Fund

Conservative Allocation Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 3.54%
297,412	Nakoma Absolute Return Fund *	$ 6,108,835

	Bond Funds - 58.02%
2,009,105	Dodge & Cox Income Fund	25,897,369
4,290,937	MEMBERS Bond Fund,
	Class Y (R)	43,338,467
3,348,243	MEMBERS High Income Fund,
	Class Y (R)	22,098,407
1,347,430	Oppenheimer International
	Bond Fund, Class Y	8,812,195
		100,146,438

	Foreign Stock Funds - 10.11%
103,392	Laudus International
	MarketMasters Fund	1,582,925
1,549,463	MEMBERS International Stock
	Fund, Class Y (R)	15,866,502
		17,449,427

	Money Market Fund - 0.39%
672,696	SSgA Prime Money Market Fund	672,696

	Stock Funds - 27.97%
389,016	Fairholme Fund	10,904,124
1,249,519	MEMBERS Large Cap Growth Fund,
	Class Y (R)	16,693,567
1,221,815	MEMBERS Large Cap Value Fund,
	Class Y (R)	13,244,471
579,261	Victory Special Value Fund, Class I	7,437,705
		48,279,867

	Total Investment Companies - 100.03%	172,657,263
	( Cost $171,441,090 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(48,662)
TOTAL NET ASSETS - 100.00%		$ 172,608,601

*	Non-income producing.
(R)	Affiliated Company.

Moderate Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 2.94%
447,056	Nakoma Absolute Return Fund *	$ 9,182,532
49,092	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	377,521
		9,560,053

	Bond Funds - 32.93%
1,476,688	Dodge & Cox Income Fund	19,034,515
4,840,761	MEMBERS Bond Fund,
	Class Y (R)	48,891,685
4,490,915	MEMBERS High Income Fund,
	Class Y (R)	29,640,042
1,452,721	Oppenheimer International
	Bond Fund, Class Y	9,500,794
		107,067,036

	Foreign Stock Funds - 18.21%
135,872	Laudus International
	MarketMasters Fund	2,080,204
5,074,905	MEMBERS International Stock
	Fund, Class Y (R)	51,967,029
243,006	Principal International Emerging
	Markets Fund, Institutional Class	5,146,860
		59,194,093

	Money Market Fund - 0.37%
1,198,191	SSgA Prime Money Market Fund	1,198,191

	Stock Funds - 45.58%
712,261	Fairholme Fund	19,964,668
603,995	Gateway Fund, Class Y	14,822,044
3,016,466	MEMBERS Large Cap Growth Fund,
	Class Y (R)	40,299,990
2,709,643	MEMBERS Large Cap Value Fund,
	Class Y (R)	29,372,531
1,904,841	MEMBERS Mid Cap Growth Fund,
	Class Y (R) *	9,771,835
1,190,095	MEMBERS Small Cap Growth Fund,
	Class Y (R) *	7,842,729
1,064,090	MEMBERS Small Cap Value Fund,
	Class Y (R)	9,023,482
1,332,482	Victory Special Value Fund, Class I	17,109,073
		148,206,352

	Total Investment Companies - 100.03%	325,225,725
	( Cost $345,314,374 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(93,739)
TOTAL NET ASSETS - 100.00%		$ 325,131,986

*	Non-income producing.
(R)	Affiliated Company.

Aggressive Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 0.14%
19,530	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	$ 150,186

	Bond Funds - 8.90%
344,998	MEMBERS Bond Fund,
	Class Y (R)	3,484,481
920,344	MEMBERS High Income Fund,
	Class Y (R)	6,074,271
		9,558,752

	Foreign Stock Funds - 29.12%
442,225	Laudus International
	MarketMasters Fund	6,770,468
2,097,238	MEMBERS International Stock
	Fund, Class Y (R)	21,475,721
144,074	Principal International Emerging
	Markets Fund, Institutional Class	3,051,491
		31,297,680

	Money Market Funds - 0.29%
313,307	SSgA Prime Money Market Fund	313,307

	Stock Funds - 61.58%
200,751	Fairholme Fund	5,627,052
256,196	Gateway Fund, Class Y	6,287,040
1,246,633	MEMBERS Large Cap Growth Fund,
	Class Y (R)	16,655,010
853,782	MEMBERS Large Cap Value Fund,
	Class Y (R)	9,254,994
1,331,294	MEMBERS Mid Cap Growth Fund,
	Class Y (R) *	6,829,537
685,490	MEMBERS Small Cap Growth Fund,
	Class Y (R) *	4,517,381
667,004	MEMBERS Small Cap Value Fund,
	Class Y (R)	5,656,192
883,366	Victory Special Value Fund, Class I	11,342,425
		66,169,631

	Total Investment Companies - 100.03%	107,489,556
	( Cost $115,818,915 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(30,588)
TOTAL NET ASSETS - 100.00%		$ 107,458,968

*	Non-income producing.
(R)	Affiliated Company.

Money Market Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

COMMERCIAL PAPER - 4.97%			INVESTMENT COMPANIES - 7.92%

	Health Care - 4.97% (A)		3,504,396	SEI Daily Income Trust
$5,000,000	Johnson & Johnson			Treasury II Fund	$ 3,504,396
	0.290%, due 10/26/09	$ 4,998,993	4,452,056	SSgA U.S. Treasury Money Market Fund	4,452,056

	Total Commercial Paper	4,998,993		Total Investment Companies	7,956,452
	( Cost $4,998,993 )			( Cost $7,956,452 )

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.27%			TOTAL INVESTMENTS - 100.16%		100,652,212
			( Cost $100,652,212 )
	Federal Home Loan Bank - 17.61% (A)		NET OTHER ASSETS AND LIABILITIES - (0.16)%		(161,614)
5,000,000	0.010%, due 10/16/09	4,999,625	TOTAL NET ASSETS - 100.00%		$ 100,490,598
3,000,000	0.010%, due 11/12/09	2,999,650
1,695,000	0.010%, due 11/13/09	1,694,798
4,000,000	0.010%, due 11/20/09	3,999,333	(A)	Rate noted represents annualized yield at time of
4,000,000	0.010%, due 12/08/09	3,998,791		purchase.
		17,692,197	(G)	Floating rate note. Date shown is next reset
				date.
	Federal Home Loan Mortgage Corp. - 24.13%
3,000,000	0.000%, due 10/05/09 (A)	2,999,942		The industry classification method used for
5,000,000	0.179%, due 10/08/09 (G)	4,999,949		purposes of this report may differ from the industry
5,000,000	0.010%, due 10/19/09 (A)	4,999,500		subclassification(s) used for Trust compliance
2,000,000	0.010%, due 10/23/09 (A)	1,999,792		purposes.
3,000,000	0.010%, due 11/09/09 (A)	2,999,643
4,750,000	0.000%, due 11/23/09 (A)	4,748,531
1,500,000	0.010%, due 12/30/09 (A)	1,499,475
		24,246,832

	Federal National Mortgage Association - 27.60%
2,500,000	0.010%, due 10/01/09	2,500,000
3,866,000	0.230%, due 10/07/09 (A)	3,865,852
3,000,000	0.680%, due 10/13/09 (A)	2,999,320
4,250,000	0.760%, due 11/02/09 (A)	4,247,129
2,322,000	0.010%, due 11/04/09 (A)	2,321,743
2,500,000	0.010%, due 11/25/09 (A)	2,499,389
3,305,000	0.010%, due 11/27/09 (A)	3,304,372
3,000,000	0.010%, due 12/09/09 (A)	2,999,230
3,000,000	0.010%, due 12/17/09 (A)	2,998,973
		27,736,008

	U.S. Treasury Bills - 12.93% (A)
4,500,000	0.254%, due 10/15/09	4,499,556
4,000,000	0.010%, due 10/22/09	3,999,627
4,500,000	0.297%, due 11/19/09	4,498,181
		12,997,364

	U.S. Treasury Notes - 5.00%
5,000,000	3.125%, due 11/30/09	5,024,366

	Total U.S. Government and
	Agency Obligations	87,696,767
	( Cost $87,696,767 )

Bond Fund Portfolio of Investments (Unaudited)

Par Value		(Note 1)	Par Value		(Note 1)

ASSET BACKED - 1.38%				Financials (continued)
			$ 1,680,000	General Electric Global Insurance
$ 652,045	ABSC Long Beach Home Equity Loan Trust,			Holding Corp.
	Series 2000-LB1, Class AF5 (M)			7.750%, due 06/15/30	$ 1,648,994
	8.550%, due 09/21/30	$ 611,958	2,750,000	Goldman Sachs Group, Inc./The
3,820,000	Chase Issuance Trust,			5.700%, due 09/01/12	2,967,179
	Series 2007-A17, Class A		2,725,000	HCP, Inc.
	5.120%, due 10/15/14	4,125,801		6.700%, due 01/30/18	2,621,812
3,500,000	New Century Home Equity Loan Trust,		3,135,000	Lehman Brothers Holdings, Inc. (E)
	Series 2003-5, Class AI5 (G)			5.750%, due 01/03/17	314
	5.500%, due 11/25/33	2,668,190	2,740,000	Merrill Lynch & Co., Inc.
2,475,000	Renaissance Home Equity Loan Trust,			6.150%, due 04/25/13	2,899,191
	Series 2005-4, Class M9 (M)		1,060,000	Simon Property Group L.P.
	7.000%, due 02/25/36	27,695		5.875%, due 03/01/17	1,080,995
			2,700,000	SLM Corp.
	Total Asset Backed	7,433,644		5.125%, due 08/27/12	2,310,320
	( Cost $10,267,351 )		1,250,000	Textron Financial Corp.
				6.000%, due 11/20/09	1,250,108
CORPORATE NOTES AND BONDS - 26.84%			750,000	UBS AG/ Stamford Branch
				5.750%, due 04/25/18	762,205
	Consumer Discretionary - 1.44%		2,000,000	US Bank NA/Cincinnati, OH
2,500,000	American Association of Retired Persons (C)			6.300%, due 02/04/14	2,238,936
	7.500%, due 05/01/31	2,773,418	2,735,000	Wells Fargo & Co.
1,140,000	DR Horton, Inc.			5.250%, due 10/23/12	2,918,608
	5.250%, due 02/15/15	1,063,050			30,029,054
4,400,000	Erac USA Finance Co. (C)
	6.700%, due 06/01/34	3,906,390		Health Care - 4.30%
		7,742,858	2,600,000	Eli Lilly & Co.
				6.570%, due 01/01/16	2,932,826
	Consumer Staples - 0.77%		1,740,000	Genentech, Inc.
1,165,000	PepsiCo, Inc./NC			5.250%, due 07/15/35	1,727,700
	4.650%, due 02/15/13	1,254,353	3,450,000	Medco Health Solutions, Inc.
2,870,000	WM Wrigley Jr. Co.			7.250%, due 08/15/13	3,860,512
	4.300%, due 07/15/10	2,898,700	3,960,000	Merck & Co., Inc./NJ
		4,153,053		5.750%, due 11/15/36	4,366,664
			3,500,000	Quest Diagnostics, Inc./DE
	Energy - 1.75%			5.450%, due 11/01/15	3,693,977
2,460,000	Hess Corp.		3,600,000	WellPoint, Inc.
	7.875%, due 10/01/29	2,881,418		5.000%, due 12/15/14	3,741,783
1,400,000	Transocean, Inc.		2,370,000	Wyeth
	6.000%, due 03/15/18	1,495,527		6.500%, due 02/01/34	2,774,066
2,310,000	Transocean, Inc.				23,097,528
	7.500%, due 04/15/31	2,757,211
2,275,000	Valero Energy Corp.			Industrials - 3.19%
	7.500%, due 04/15/32	2,262,688	760,000	Boeing Co./The
		9,396,844		8.625%, due 11/15/31	1,036,173
			1,380,000	Boeing Co./The
	Financials - 5.59%			6.875%, due 10/15/43	1,653,428
2,885,000	American General Finance Corp.		2,925,000	Burlington Northern Santa Fe Corp.
	5.850%, due 06/01/13	2,184,115		8.125%, due 04/15/20	3,509,005
2,500,000	American General Finance Corp.,		3,200,000	General Electric Co.
	Series H			5.000%, due 02/01/13	3,375,683
	4.625%, due 09/01/10	2,291,475	1,450,000	Lockheed Martin Corp.
1,165,000	Bank of America Corp.			7.650%, due 05/01/16	1,749,698
	5.750%, due 12/01/17	1,162,876	1,268,000	Norfolk Southern Corp.
2,200,000	Bear Stearns Cos. LLC/The			5.590%, due 05/17/25	1,308,198
	7.250%, due 02/01/18	2,512,492	1,400,000	Norfolk Southern Corp.
1,250,000	General Electric Global Insurance			7.050%, due 05/01/37	1,765,163
	Holding Corp.		5,504	Southwest Airlines Co. 1994-A Pass
	7.000%, due 02/15/26	1,179,434		Through Trust, Series A3
				8.700%, due 07/01/11	5,698

Bond Fund - Continued

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED - 27.94%

	Industrials (continued)			Federal Home Loan Mortgage Corp. - 4.13%
$2,465,000	Waste Management, Inc.		$ 2,729,931	5.000%, due 05/01/18 Pool # E96322	$ 2,906,311
	7.125%, due 12/15/17	$ 2,741,583	95,953	8.000%, due 06/01/30 Pool # C01005	108,865
		17,144,629	377,122	7.000%, due 03/01/31 Pool # C48129	414,713
			91,306	6.500%, due 03/01/32 Pool # C65648	98,186
	Information Technology - 1.43%		3,526,059	5.000%, due 07/01/33 Pool # A11325	3,661,739
2,400,000	Cisco Systems, Inc.		789,874	6.000%, due 10/01/34 Pool # A28439	839,044
	5.500%, due 02/22/16	2,642,772	664,397	6.000%, due 10/01/34 Pool # A28598	705,756
2,065,000	Western Union Co./The		5,257,333	5.500%, due 11/01/34 Pool # A28282	5,527,866
	5.930%, due 10/01/16	2,237,673	499,429	5.000%, due 04/01/35 Pool # A32314	517,866
2,640,000	Xerox Corp.		1,170,505	5.000%, due 04/01/35 Pool # A32315	1,213,716
	6.875%, due 08/15/11	2,815,779	1,244,966	5.000%, due 04/01/35 Pool # A32316	1,290,926
		7,696,224	367,653	5.000%, due 04/01/35 Pool # A32509	381,225
			4,365,846	5.000%, due 01/01/37 Pool # A56371	4,520,879
	Materials - 1.03%				22,187,092
585,000	EI Du Pont de Nemours & Co.
	5.000%, due 01/15/13	633,547		Federal National Mortgage Association - 23.72%
2,250,000	Westvaco Corp.		1,919,448	4.000%, due 04/01/15 Pool # 255719	1,970,848
	8.200%, due 01/15/30	2,206,946	2,596,934	5.500%, due 04/01/16 Pool # 745444	2,732,989
3,000,000	Weyerhaeuser Co.		150,732	6.000%, due 05/01/16 Pool # 582558	161,931
	7.375%, due 03/15/32	2,657,340	506,935	5.500%, due 09/01/17 Pool # 657335	543,173
		5,497,833	855,772	5.500%, due 02/01/18 Pool # 673194	916,946
			3,060,629	5.000%, due 05/01/20 Pool # 813965	3,236,376
	Telecommunication Services - 2.49%		2,831,121	4.500%, due 09/01/20 Pool # 835465	2,965,904
3,080,000	Comcast Cable Communications		374,056	6.000%, due 05/01/21 Pool # 253847	401,788
	Holdings, Inc.		141,974	7.000%, due 12/01/29 Pool # 762813	156,902
	9.455%, due 11/15/22	3,957,794	174,400	7.000%, due 11/01/31 Pool # 607515	192,574
4,225,000	New Cingular Wireless Services, Inc.		292,952	6.500%, due 03/01/32 Pool # 631377	316,125
	7.875%, due 03/01/11	4,585,114	5,218	7.000%, due 04/01/32 Pool # 641518	5,751
3,000,000	Rogers Communications, Inc. (D)		375,642	7.000%, due 05/01/32 Pool # 644591	414,787
	6.250%, due 06/15/13	3,243,396	2,686,368	6.500%, due 06/01/32 Pool # 545691	2,898,871
1,750,000	Sprint Nextel Corp.		3,527,908	5.500%, due 04/01/33 Pool # 690206	3,711,654
	6.000%, due 12/01/16	1,561,875	5,045,350	5.000%, due 10/01/33 Pool # 254903	5,237,914
		13,348,179	4,748,810	5.500%, due 11/01/33 Pool # 555880	4,996,144
			95,741	5.000%, due 05/01/34 Pool # 782214	99,306
	Utilities - 4.85%		1,258,002	5.000%, due 06/01/34 Pool # 778891	1,304,837
2,000,000	Energy East Corp.		4,920,003	5.500%, due 06/01/34 Pool # 780384	5,170,103
	8.050%, due 11/15/10	2,130,862	84,289	7.000%, due 07/01/34 Pool # 792636	92,509
3,445,000	Indianapolis Power & Light Co. (C)		546,423	5.500%, due 08/01/34 Pool # 793647	574,200
	6.050%, due 10/01/36	3,491,435	2,689,769	5.500%, due 03/01/35 Pool # 810075	2,824,818
2,925,000	Interstate Power & Light Co.		3,010,842	5.500%, due 03/01/35 Pool # 815976	3,162,012
	6.250%, due 07/15/39	3,244,741	3,103,089	5.500%, due 07/01/35 Pool # 825283	3,258,889
2,400,000	Progress Energy, Inc.		3,934,935	5.000%, due 08/01/35 Pool # 829670	4,078,970
	7.750%, due 03/01/31	3,004,118	1,993,552	5.500%, due 08/01/35 Pool # 826872	2,093,645
3,250,000	Sierra Pacific Power Co., Series M		3,089,927	5.000%, due 09/01/35 Pool # 820347	3,203,031
	6.000%, due 05/15/16	3,447,922	3,210,044	5.000%, due 09/01/35 Pool # 835699	3,327,545
3,500,000	Southern Power Co., Series B		5,343,067	5.000%, due 10/01/35 Pool # 797669	5,538,645
	6.250%, due 07/15/12	3,831,667	851,171	5.500%, due 10/01/35 Pool # 836912	893,907
2,165,000	Southwestern Electric Power Co.,		4,172,416	5.000%, due 11/01/35 Pool # 844809	4,325,144
	Series E		4,079,085	5.000%, due 12/01/35 Pool # 850561	4,228,396
	5.550%, due 01/15/17	2,222,240	1,415,215	5.500%, due 02/01/36 Pool # 851330	1,486,271
1,165,000	Virginia Electric and Power Co.		1,391,983	5.500%, due 10/01/36 Pool # 896340	1,459,914
	5.100%, due 11/30/12	1,262,327	7,160,432	5.500%, due 10/01/36 Pool # 901723	7,509,876
3,000,000	Wisconsin Electric Power Co.		3,961,700	6.500%, due 10/01/36 Pool # 894118	4,243,517
	6.500%, due 06/01/28	3,404,139	4,711,931	6.000%, due 11/01/36 Pool # 902510	5,021,872
		26,039,451	4,154,829	5.500%, due 02/01/37 Pool # 905140	4,357,593
			3,760,397	5.500%, due 05/01/37 Pool # 899323	3,940,975
	Total Corporate Notes and Bonds	144,145,653
	( Cost $144,239,439 )

Bond Fund (concluded)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

MORTGAGE BACKED (continued)				U.S. Treasury Notes (continued)
			$ 8,900,000	4.250%, due 08/15/15	$ 9,692,652
	Federal National Mortgage Association (continued)		9,100,000	4.250%, due 11/15/17	9,805,250
$2,305,515	5.500%, due 05/01/37 Pool # 928292	$ 2,416,228	19,750,000	2.750%, due 02/15/19	18,847,366
4,724,409	6.000%, due 10/01/37 Pool # 947563	4,994,881			179,579,176
5,219,250	5.500%, due 07/01/38 Pool # 986973	5,467,436
5,504,942	5.000%, due 08/01/38 Pool # 988934	5,694,955		Total U.S. Government and	214,310,209
5,355,699	6.500%, due 08/01/38 Pool # 987711	5,733,031		Agency Obligations
		127,363,183		( Cost $206,101,383 )

	Government National Mortgage Association - 0.09%		Shares
65,993	8.000%, due 10/20/15 Pool # 002995	71,082
219,668	6.500%, due 02/20/29 Pool # 002714	237,427	INVESTMENT COMPANY - 3.33%
182,930	6.500%, due 04/20/31 Pool # 003068	197,550
		506,059	17,860,515	SSgA Prime Money Market Fund	17,860,515

	Total Mortgage Backed	150,056,334		Total Investment Company	17,860,515
	( Cost $141,724,133 )			( Cost $17,860,515 )

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.90%			TOTAL INVESTMENTS - 99.39%		533,806,355
			( Cost $520,192,821 )
	Federal Farm Credit Bank - 0.85%		NET OTHER ASSETS AND LIABILITIES - 0.61%		3,249,334
4,000,000	5.875%, due 10/03/16	4,550,616	TOTAL NET ASSETS - 100.00%		$ 537,055,689

	Federal Home Loan Mortgage Corp. - 1.62%
2,500,000	4.875%, due 11/15/13	2,753,635	(A)	Rate noted represents annualized yield at time of
5,500,000	4.500%, due 01/15/14	5,979,567		purchase.
		8,733,202	(C)	Security sold within terms of a private placement
				memorandum exempt from registration under section
	Federal National Mortgage Association - 1.27%			144A of the Securities Act of 1933, as amended,
2,400,000	5.250%, due 08/01/12	2,564,952		and may be sold only to dealers in that program or
3,905,000	4.625%, due 10/15/14	4,262,639		other "qualified institutional investors." The
		6,827,591		securities have been determined to be liquid under
				guidelines established by the Board of Trustees.
	U.S. Treasury Bills - 0.11%		(D)	Notes and bonds, issued by foreign entities,
570,000	0.010%, due 12/17/09 (A)	569,604		denominated in U.S. dollars. The aggregate of
				these securities is 0.60% of total net assets.
	U.S. Treasury Bonds - 2.61%		(E)	In Default. Issuer is bankrupt.
7,350,000	6.625%, due 02/15/27	9,745,644	(G)	Floating rate or variable rate note.
4,000,000	4.500%, due 05/15/38	4,304,376		Rate shown is as of September 30, 2009.
		14,050,020	(M)	Stated interest rate is contingent upon sufficient
				collateral market value. If collateral market
	U.S. Treasury Notes - 33.44%			value falls below a stated level, the issuer will
2,000,000	3.500%, due 02/15/10	2,024,688		either initiate a clean-up call or increase the
9,625,000	3.875%, due 05/15/10	9,840,061		stated interest rate.
13,000,000	4.500%, due 11/15/10	13,584,493
5,000,000	0.875%, due 01/31/11	5,020,900		The industry classification method used for
12,050,000	0.875%, due 02/28/11	12,096,127		purposes of this report may differ from the industry
1,485,000	4.750%, due 03/31/11	1,575,783		subclassification(s) used for Trust compliance
5,000,000	1.000%, due 07/31/11	5,014,260		purposes.
23,100,000	4.625%, due 12/31/11	24,906,489
11,400,000	1.375%, due 02/15/12	11,459,668
6,425,000	4.625%, due 02/29/12	6,957,575
2,625,000	1.375%, due 05/15/12	2,633,817
6,000,000	4.875%, due 06/30/12	6,580,782
4,000,000	3.625%, due 05/15/13	4,267,188
2,710,000	3.125%, due 08/31/13	2,840,207
9,500,000	4.000%, due 02/15/14	10,275,590
10,000,000	1.875%, due 02/28/14	9,913,280
11,200,000	4.250%, due 08/15/14	12,243,000

High Income Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS - 98.45%				Consumer Products - 3.72%
			$ 250,000	ACCO Brands Corp. (C)
	Aerospace/Defense - 0.68%			10.625%, due 03/15/15	$ 261,563
$ 250,000	Alliant Techsystems, Inc.		500,000	Brunswick Corp./DE (C)
	6.750%, due 04/01/16	$ 241,250		11.250%, due 11/01/16	545,000
500,000	Moog, Inc.		240,000	Da-Lite Screen Co., Inc.
	7.250%, due 06/15/18	480,000		9.500%, due 05/15/11	218,400
		721,250	500,000	Jarden Corp.
				7.500%, due 05/01/17	486,250
	Apparel/Textiles - 0.24%		900,000	Leslie's Poolmart
250,000	Levi Strauss & Co.			7.750%, due 02/01/13	900,000
	9.750%, due 01/15/15	260,000	250,000	Sealy Mattress Co.
				8.250%, due 06/15/14	231,250
	Automotive - 3.73%		500,000	Sealy Mattress Co. (C)
250,000	ArvinMeritor, Inc.			10.875%, due 04/15/16	551,250
	8.750%, due 03/01/12	241,875	750,000	Visant Holding Corp.
250,000	ArvinMeritor, Inc. (B)(P)			8.750%, due 12/01/13	763,125
	4.625%, due 03/01/26	188,125			3,956,838
1,000,000	Ford Motor Credit Co. LLC
	7.800%, due 06/01/12	966,451		Environmental - 2.40%
1,000,000	Ford Motor Credit Co. LLC		1,000,000	Casella Waste Systems, Inc.
	8.000%, due 06/01/14	960,997		9.750%, due 02/01/13	925,000
500,000	Goodyear Tire & Rubber Co./The		200,000	Covanta Holding Corp. (P)
	10.500%, due 05/15/16	542,500		1.000%, due 02/01/27	177,750
500,000	KAR Holdings, Inc.		500,000	Waste Services, Inc.
	8.750%, due 05/01/14	495,000		9.500%, due 04/15/14	497,500
250,000	Tenneco, Inc.		1,000,000	WCA Waste Corp.
	8.625%, due 11/15/14	234,375		9.250%, due 06/15/14	957,500
350,000	Tenneco, Inc.				2,557,750
	8.125%, due 11/15/15	339,500
		3,968,823		Food & Drug Retailers - 2.47%
			750,000	Ingles Markets, Inc.
	Beverage/Food - 2.16%			8.875%, due 05/15/17	768,750
500,000	B&G Foods, Inc.		250,000	Rite Aid Corp.
	8.000%, due 10/01/11	506,250		8.625%, due 03/01/15	203,437
500,000	Constellation Brands, Inc.		750,000	Rite Aid Corp.
	7.250%, due 05/15/17	497,500		7.500%, due 03/01/17	660,000
750,000	Del Monte Corp.		250,000	Stater Brothers Holdings
	8.625%, due 12/15/12	770,625		8.125%, due 06/15/12	251,250
180,000	Michael Foods, Inc.		500,000	Stater Brothers Holdings
	8.000%, due 11/15/13	182,700		7.750%, due 04/15/15	485,000
350,000	NBTY, Inc.		250,000	SUPERVALU, Inc.
	7.125%, due 10/01/15	339,500		8.000%, due 05/01/16	258,750
		2,296,575			2,627,187

	Building Materials - 0.90%			Forestry/Paper - 2.25%
500,000	Masco Corp.		750,000	Georgia-Pacific LLC (C)
	6.125%, due 10/03/16	473,944		7.125%, due 01/15/17	733,125
500,000	USG Corp.		350,000	Graphic Packaging International, Inc. (C)
	9.500%, due 01/15/18	482,500		9.500%, due 06/15/17	371,875
		956,444	500,000	NewPage Corp. (C)
				11.375%, due 12/31/14	491,250
	Chemicals - 0.93%		750,000	Rock-Tenn Co.
600,000	Huntsman International LLC			9.250%, due 03/15/16	802,500
	7.875%, due 11/15/14	559,500			2,398,750
500,000	Huntsman International LLC (C)
	5.500%, due 06/30/16	425,000		Gaming - 4.09%
		984,500	500,000	American Casino & Entertainment
				Properties LLC (C)
				11.000%, due 06/15/14	445,000

High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Health Care (continued)
			$ 750,000	Psychiatric Solutions, Inc., Series 1
	Gaming (continued)			7.750%, due 07/15/15	$ 723,750
$ 500,000	Ameristar Casinos, Inc. (C)		500,000	Service Corp. International/US
	9.250%, due 06/01/14	$ 518,750		7.375%, due 10/01/14	503,750
500,000	Boyd Gaming Corp.		500,000	Stewart Enterprises, Inc.
	6.750%, due 04/15/14	447,500		6.250%, due 02/15/13	486,250
650,000	Global Cash Access, Inc./		650,000	Universal Hospital Services, Inc. (G)
	Global Cash Finance Corp.			4.635%, due 06/01/15	550,875
	8.750%, due 03/15/12	643,500	600,000	Vanguard Health Holding Co. II LLC
750,000	Isle of Capri Casinos, Inc.			9.000%, due 10/01/14	612,000
	7.000%, due 03/01/14	667,500			9,649,438
500,000	MGM Mirage (C)
	10.375%, due 05/15/14	533,750		Hotels - 0.86%
300,000	Penn National Gaming, Inc.		200,000	Host Hotels & Resorts L.P.,
	6.750%, due 03/01/15	287,250		Series O, REIT
65,000	Pinnacle Entertainment, Inc.			6.375%, due 03/15/15	189,500
	8.250%, due 03/15/12	65,000	800,000	Wyndham Worldwide Corp.
750,000	Scientific Games Corp. (C)			6.000%, due 12/01/16	720,257
	7.875%, due 06/15/16	740,625			909,757
		4,348,875
				Investment Management - 0.24%
	General Industrial & Manufacturing - 2.51%		300,000	Nuveen Investments, Inc. (C)
750,000	Baldor Electric Co.			10.500%, due 11/15/15	259,500
	8.625%, due 02/15/17	761,250
250,000	General Cable Corp. (P)			Leisure & Entertainment - 0.60%
	1.000%, due 10/15/12	213,750	650,000	Speedway Motorsports, Inc.
750,000	SPX Corp.			6.750%, due 06/01/13	641,875
	7.625%, due 12/15/14	755,625
500,000	Terex Corp.			Media - Broadcasting - 1.33%
	8.000%, due 11/15/17	458,750	314,000	Allbritton Communications Co.
650,000	Trinity Industries, Inc. (P)			7.750%, due 12/15/12	295,160
	3.875%, due 06/01/36	479,375	210,000	Lamar Media Corp.
		2,668,750		7.250%, due 01/01/13	206,587
			250,000	Lamar Media Corp.
	Health Care - 9.07%			6.625%, due 08/15/15	232,500
250,000	Accellent, Inc.		500,000	Lamar Media Corp., Series C
	10.500%, due 12/01/13	238,750		6.625%, due 08/15/15	457,500
750,000	Biomet, Inc.		250,000	LIN Television Corp.
	10.000%, due 10/15/17	798,750		6.500%, due 05/15/13	226,250
750,000	Biomet, Inc.				1,417,997
	11.625%, due 10/15/17	817,500
1,000,000	DJO Finance LLC/DJO Finance Corp.			Media - Cable - 4.50%
	10.875%, due 11/15/14	1,022,500	1,250,000	DISH DBS Corp.
750,000	HCA, Inc./DE			7.125%, due 02/01/16	1,240,625
	6.250%, due 02/15/13	716,250	600,000	Mediacom Broadband LLC/
500,000	HCA, Inc./DE			Mediacom Broadband Corp.
	6.750%, due 07/15/13	478,750		8.500%, due 10/15/15	606,000
350,000	HCA, Inc./DE		500,000	Mediacom LLC/
	6.500%, due 02/15/16	310,625		Mediacom Capital Corp. (C)
950,000	HCA, Inc./DE			9.125%, due 08/15/19	513,750
	9.250%, due 11/15/16	982,063	500,000	Videotron Ltee (D)
500,000	Hologic, Inc. (B)(P)			6.875%, due 01/15/14	495,000
	2.000%, due 12/15/37	408,750	250,000	Videotron Ltee (D)
500,000	IASIS Healthcare LLC/			9.125%, due 04/15/18	270,625
	IASIS Capital Corp.		850,000	Virgin Media Finance PLC (D)
	8.750%, due 06/15/14	500,000		9.125%, due 08/15/16	873,375
650,000	Omnicare, Inc., Series OCR (P)		250,000	Virgin Media Finance PLC, Series 1 (D)
	3.250%, due 12/15/35	498,875		9.500%, due 08/15/16	263,125

High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Oil & Gas - 7.15%
			$ 200,000	Chesapeake Energy Corp.
	Media - Cable (continued)			6.875%, due 01/15/16	$ 189,500
$ 500,000	Virgin Media, Inc. (C)(P)		500,000	Chesapeake Energy Corp.
	6.500%, due 11/15/16	$ 523,750		6.250%, due 01/15/18	447,500
		4,786,250	500,000	Cimarex Energy Co.
				7.125%, due 05/01/17	465,000
	Media - Diversified & Services - 6.12%		400,000	Complete Production Services, Inc.
1,000,000	Hughes Network Systems LLC/			8.000%, due 12/15/16	364,000
	HNS Finance Corp.		250,000	Continental Resources, Inc./OK (C)
	9.500%, due 04/15/14	1,005,000		8.250%, due 10/01/19	256,875
500,000	Intelsat, Ltd. (D)		500,000	Encore Acquisition Co.
	6.500%, due 11/01/13	462,500		6.000%, due 07/15/15	452,500
1,250,000	Intelsat Bermuda, Ltd. (C)(D)		1,000,000	EXCO Resources, Inc.
	11.250%, due 02/04/17	1,240,625		7.250%, due 01/15/11	991,250
750,000	Intelsat Jackson Holdings, Ltd. (D)		150,000	Helix Energy Solutions Group, Inc. (C)
	11.250%, due 06/15/16	802,500		9.500%, due 01/15/16	150,000
500,000	Interpublic Group of Cos., Inc. (C)		500,000	Helix Energy Solutions Group, Inc. (P)
	10.000%, due 07/15/17	540,000		3.250%, due 12/15/25	439,375
250,000	Interpublic Group of Cos., Inc. (P)		750,000	Key Energy Services, Inc.
	4.250%, due 03/15/23	245,938		8.375%, due 12/01/14	712,500
500,000	Liberty Media LLC (P)		500,000	Mariner Energy, Inc.
	3.125%, due 03/30/23	495,000		8.000%, due 05/15/17	457,500
1,300,000	Nielsen Finance LLC/		1,500,000	Petroplus Finance, Ltd. (C)(D)
	Nielsen Finance Co.			7.000%, due 05/01/17	1,365,000
	11.625%, due 02/01/14	1,371,500	500,000	Plains Exploration & Production Co.
100,000	Telesat Canada/Telesat LLC (D)			10.000%, due 03/01/16	538,750
	11.000%, due 11/01/15	106,500	750,000	Tesoro Corp./Texas
250,000	WMG Acquisition Corp.			9.750%, due 06/01/19	780,000
	7.375%, due 04/15/14	239,375			7,609,750
		6,508,938
				Packaging - 2.09%
	Metals and Mining - 1.22%		1,000,000	Ball Corp.
500,000	Arch Western Finance LLC			6.625%, due 03/15/18	965,000
	6.750%, due 07/01/13	491,875	500,000	Crown Americas LLC/
650,000	Massey Energy Co. (P)			Crown Americas Capital Corp. II (C)
	3.250%, due 08/01/15	516,750		7.625%, due 05/15/17	505,000
250,000	Teck Resources, Ltd. (D)		500,000	Graham Packaging Co., L.P./
	10.750%, due 05/15/19	290,625		GPC Capital Corp. I
		1,299,250		9.875%, due 10/15/14	513,750
			250,000	Greif, Inc.
	Non Food & Drug Retailers - 4.31%			6.750%, due 02/01/17	242,500
250,000	Burlington Coat Factory Warehouse Corp.				2,226,250
	11.125%, due 04/15/14	245,000
250,000	Ltd. Brands, Inc.			Restaurants - 0.50%
	6.900%, due 07/15/17	235,738	500,000	Wendy's/Arby's Restaurants LLC (C)
750,000	Ltd. Brands, Inc. (C)			10.000%, due 07/15/16	530,000
	8.500%, due 06/15/19	784,598
750,000	Michaels Stores, Inc.			Steel - 0.47%
	11.375%, due 11/01/16	701,250	500,000	Steel Dynamics, Inc.
750,000	QVC, Inc. (C)			7.375%, due 11/01/12	505,000
	7.500%, due 10/01/19	751,875
200,000	Sonic Automotive, Inc., Series B			Support Services - 9.20%
	8.625%, due 08/15/13	191,000	250,000	Affinion Group, Inc.
500,000	Toys R US, Inc.			10.125%, due 10/15/13	256,875
	7.625%, due 08/01/11	492,500	750,000	Affinion Group, Inc.
500,000	Toys R US, Inc.			11.500%, due 10/15/15	770,625
	7.875%, due 04/15/13	480,000	1,750,000	ARAMARK Corp.
750,000	Yankee Acquisition Corp./MA, Series B			8.500%, due 02/01/15	1,765,313
	8.500%, due 02/15/15	705,000
		4,586,961

High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Telecommunications (continued)
			$1,250,000	Frontier Communications Corp.
	Support Services (continued)			6.625%, due 03/15/15	$ 1,193,750
$ 250,000	Avis Budget Car Rental LLC/		500,000	GeoEye, Inc. (C)(H)
	Avis Budget Finance, Inc.			9.625%, due 10/01/15	506,250
	7.625%, due 05/15/14	$ 225,000	1,500,000	Nordic Telephone Co. Holdings ApS
200,000	Cardtronics, Inc.			(C)(D)
	9.250%, due 08/15/13	201,500		8.875%, due 05/01/16	1,552,500
750,000	Education Management LLC/		500,000	Qwest Communications International, Inc.
	Education Management Finance Corp.			7.500%, due 02/15/14	493,750
	10.250%, due 06/01/16	832,500	500,000	Qwest Communications International, Inc.,
1,000,000	FTI Consulting, Inc.			Series B
	7.750%, due 10/01/16	995,000		7.500%, due 02/15/14	493,750
400,000	Hertz Corp./The		650,000	SBA Communications Corp. (P)
	10.500%, due 01/01/16	416,000		1.875%, due 05/01/13	600,438
500,000	Iron Mountain, Inc.		500,000	Sprint Nextel Corp.
	7.750%, due 01/15/15	503,750		6.000%, due 12/01/16	446,250
500,000	Mac-Gray Corp.		1,000,000	Sprint Nextel Corp.
	7.625%, due 08/15/15	492,500		8.375%, due 08/15/17	995,000
500,000	NASDAQ OMX Group, Inc./The (P)		250,000	Valor Telecommunications
	2.500%, due 08/15/13	435,625		Enterprises Finance Corp.
400,000	RSC Equipment Rental, Inc.			7.750%, due 02/15/15	256,250
	9.500%, due 12/01/14	386,000	1,500,000	Wind Acquisition Finance S.A. (C)(D)
750,000	ServiceMaster Co./The, PIK (C)			11.750%, due 07/15/17	1,691,250
	10.750%, due 07/15/15	714,375	600,000	Windstream Corp.
550,000	United Rentals North America, Inc.			8.625%, due 08/01/16	613,500
	7.750%, due 11/15/13	495,000	250,000	Windstream Corp.
250,000	United Rentals North America, Inc. (C)			7.000%, due 03/15/19	233,750
	10.875%, due 06/15/16	267,500			11,644,188
600,000	West Corp.
	9.500%, due 10/15/14	588,000		Transportation - 2.16%
450,000	West Corp.		500,000	Bristow Group, Inc.
	11.000%, due 10/15/16	446,625		6.125%, due 06/15/13	478,125
		9,792,188	750,000	Bristow Group, Inc.
				7.500%, due 09/15/17	712,500
	Technology - 3.98%		755,000	Gulfmark Offshore, Inc.
750,000	Celestica, Inc. (D)			7.750%, due 07/15/14	739,900
	7.625%, due 07/01/13	763,125	400,000	Hornbeck Offshore Services, Inc., Series B
500,000	Sanmina-SCI Corp.			6.125%, due 12/01/14	371,000
	8.125%, due 03/01/16	467,500			2,301,525
1,500,000	Sungard Data Systems, Inc.
	9.125%, due 08/15/13	1,515,000		Utilities - 7.63%
750,000	Sungard Data Systems, Inc. (C)		500,000	AES Corp./The
	10.625%, due 05/15/15	795,000		8.000%, due 06/01/20	496,250
750,000	Syniverse Technologies, Inc., Series B		100,000	Edison Mission Energy
	7.750%, due 08/15/13	694,687		7.000%, due 05/15/17	83,500
		4,235,312	750,000	Edison Mission Energy
				7.200%, due 05/15/19	607,500
	Telecommunications - 10.94%		500,000	Energy Future Holdings Corp.
500,000	CC Holdings GS V LLC/			10.875%, due 11/01/17	377,500
	Crown Castle GS III Corp. (C)		1,000,000	Ferrellgas Partners L.P./
	7.750%, due 05/01/17	517,500		Ferrellgas Partners Finance Corp.
1,000,000	Cincinnati Bell, Inc.			8.750%, due 06/15/12	1,010,000
	8.375%, due 01/15/14	1,005,000	500,000	Inergy L.P./Inergy Finance Corp.
700,000	Cincinnati Bell Telephone Co. LLC			6.875%, due 12/15/14	477,500
	6.300%, due 12/01/28	521,500	1,000,000	MarkWest Energy Partners L.P./
500,000	Crown Castle International Corp.			MarkWest Energy Finance Corp., Series B
	9.000%, due 01/15/15	523,750		8.750%, due 04/15/18	995,000

High Income Fund (concluded)

Value
Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)
			(B)	Represents a security with a specified coupon
	Utilities (continued)			until a predetermined date, at which time the
$1,000,000	Mirant Americas Generation LLC			stated rate is adjusted to a new contract rate.
	8.300%, due 05/01/11	$ 1,017,500	(C)	Security sold within terms of a private placement
750,000	Mirant Americas Generation LLC			memorandum exempt from registration under section
	8.500%, due 10/01/21	652,500		144A of the Securities Act of 1933, as amended,
1,750,000	NRG Energy, Inc.			and may be sold only to dealers in that program or
	7.375%, due 02/01/16	1,693,125		other "qualified institutional investors." The
421,000	Suburban Propane Partners L.P./			securities have been determined to be liquid under
	Suburban Energy Finance Corp.			guidelines established by the Board of Trustees.
	6.875%, due 12/15/13	416,264	(D)	Notes and bonds, issued by foreign entities,
400,000	Texas Competitive Electric			denominated in U.S. dollars. The aggregate of
	Holdings Co. LLC, Series A			these securities is 9.56% of total net assets.
	10.250%, due 11/01/15	288,000	(G)	Floating rate or variable rate note.
		8,114,639		Rate shown is as of September 30, 2009.
			(H)	Security purchased on a delayed delivery or
	Total Corporate Notes and Bonds	104,764,560		when-issued basis. Rate shown is at issue date.
	( Cost $101,546,922 )		(N)	Security segregated for forward or when-issued
purchase commitments outstanding as of September 30, 2009
Shares			(P)	Convertible.
			PIK	Payment in Kind.
INVESTMENT COMPANY - 1.04%			PLC	Public Limited Company.
			REIT	Real Estate Investment Trust.
1,101,798	SSgA Prime Money Market Fund (N)	1,101,798
The industry classification method used for
	Total Investment Company	1,101,798		purposes of this report may differ from the industry
	( Cost $1,101,798 )			subclassification(s) used for Trust compliance
purposes.
TOTAL INVESTMENTS - 99.49%		105,866,358
( Cost $102,648,720 )
NET OTHER ASSETS AND LIABILITIES - 0.51%		543,480
TOTAL NET ASSETS - 100.00%		$ 106,409,838

Diversified Income Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 42.13%				Information Technology - 2.84%
			58,600	Automatic Data Processing, Inc.	$ 2,302,980
	Consumer Discretionary - 2.28%		316,000	Intel Corp.	6,184,120
51,300	Darden Restaurants, Inc.	$ 1,750,869	79,000	Maxim Integrated Products, Inc.	1,433,060
37,100	Genuine Parts Co.	1,412,026	68,000	Paychex, Inc.	1,975,400
76,400	McDonald's Corp.	4,360,148			11,895,560
27,800	VF Corp.	2,013,554
		9,536,597		Materials - 1.21%
			109,300	EI Du Pont de Nemours & Co.	3,512,902
	Consumer Staples - 6.47%		32,800	Nucor Corp.	1,541,928
162,500	Altria Group, Inc.	2,894,125			5,054,830
54,000	Avon Products, Inc.	1,833,840
91,500	Coca-Cola Co./The	4,913,550		Telecommunication Services - 3.40%
45,200	Kimberly-Clark Corp.	2,665,896	298,015	AT&T, Inc.	8,049,385
112,018	Kraft Foods, Inc., Class A	2,942,713	27,700	CenturyTel, Inc.	930,720
45,000	PepsiCo, Inc./NC	2,639,700	174,100	Verizon Communications, Inc.	5,270,007
137,500	Philip Morris International, Inc.	6,701,750			14,250,112
102,100	Sysco Corp.	2,537,185
		27,128,759		Utilities - 2.71%
			37,000	Consolidated Edison, Inc.	1,514,780
	Energy - 3.63%		122,000	Duke Energy Corp.	1,920,280
119,800	Chevron Corp.	8,437,514	46,500	Exelon Corp.	2,307,330
89,600	ConocoPhillips	4,046,336	53,400	FirstEnergy Corp.	2,441,448
55,500	Marathon Oil Corp.	1,770,450	37,500	Progress Energy, Inc.	1,464,750
55,000	Williams Cos., Inc./The	982,850	54,000	Southern Co.	1,710,180
		15,237,150			11,358,768

	Financials - 4.93%			Total Common Stocks	176,602,060
35,400	Aflac, Inc.	1,512,996		( Cost $168,715,005 )
109,100	Bank of New York Mellon Corp./The	3,162,809
63,000	Morgan Stanley	1,945,440	Par Value
61,000	NYSE Euronext	1,762,290
38,500	Travelers Cos., Inc./The	1,895,355	ASSET BACKED - 1.12%
102,000	US Bancorp	2,229,720
218,000	Wells Fargo & Co.	6,143,240	$ 599,648	ABSC Long Beach Home Equity Loan Trust,
72,000	Willis Group Holdings, Ltd.	2,031,840		Series 2000-LB1, Class AF5 (M)
		20,683,690		8.550%, due 09/21/30	562,783
			1,975,000	Carmax Auto Owner Trust,
	Health Care - 5.99%			Series 2007-2, Class B
130,000	Johnson & Johnson	7,915,700		5.370%, due 03/15/13	1,907,828
188,000	Merck & Co., Inc./NJ	5,946,440	2,045,000	Chase Issuance Trust,
56,900	Novartis AG, ADR	2,866,622		Series 2007-A17, Class A
505,819	Pfizer, Inc.	8,371,304		5.120%, due 10/15/14	2,208,707
		25,100,066	1,025,000	Renaissance Home Equity Loan Trust,
				Series 2005-4, Class M9 (M)
	Industrials - 8.67%			7.000%, due 02/25/36	11,470
52,500	3M Co.	3,874,500
79,700	Boeing Co./The	4,315,755		Total Asset Backed	4,690,788
40,500	Deere & Co.	1,738,260		( Cost $5,581,474 )
118,900	Emerson Electric Co.	4,765,512
117,300	Honeywell International, Inc.	4,357,695	CORPORATE NOTES AND BONDS - 21.33%
39,100	Lockheed Martin Corp.	3,052,928
43,000	Norfolk Southern Corp.	1,853,730		Consumer Discretionary - 1.39%
20,900	Raytheon Co.	1,002,573	2,000,000	American Association of Retired Persons (C)
65,000	Tyco International, Ltd.	2,241,200		7.500%, due 05/01/31	2,218,734
31,600	United Parcel Service, Inc., Class B	1,784,452	515,000	DR Horton, Inc.
63,500	United Technologies Corp.	3,869,055		5.250%, due 02/15/15	480,238
117,400	Waste Management, Inc.	3,500,868	1,850,000	Erac USA Finance Co. (C)
		36,356,528		6.700%, due 06/01/34	1,642,460

Diversified Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Financials (continued)
			$3,240,000	Nissan Motor Acceptance Corp. (C)
	Consumer Discretionary (continued)			5.625%, due 03/14/11	$ 3,258,118
$1,600,000	Royal Caribbean Cruises, Ltd. (D)		530,000	Simon Property Group L.P.
	7.250%, due 06/15/16	$ 1,480,000		5.875%, due 03/01/17	540,498
		5,821,432	1,505,000	SLM Corp.
				5.125%, due 08/27/12	1,287,789
	Consumer Staples - 0.94%		580,000	Textron Financial Corp.
2,025,000	Kraft Foods, Inc.			6.000%, due 11/20/09	580,050
	6.500%, due 11/01/31	2,107,354	2,000,000	US Bank NA/Cincinnati, OH
620,000	PepsiCo, Inc./NC			6.300%, due 02/04/14	2,238,936
	4.650%, due 02/15/13	667,553	1,450,000	Wells Fargo & Co.
1,170,000	WM Wrigley Jr. Co.			5.250%, due 10/23/12	1,547,343
	4.300%, due 07/15/10	1,181,700			23,401,926
		3,956,607
				Health Care - 3.33%
	Energy - 1.66%		3,950,000	Amgen, Inc.
2,000,000	Chesapeake Energy Corp.			5.850%, due 06/01/17	4,344,455
	6.375%, due 06/15/15	1,857,500	1,200,000	Eli Lilly & Co.
1,500,000	ConocoPhillips			6.570%, due 01/01/16	1,353,612
	6.650%, due 07/15/18	1,730,431	740,000	Genentech, Inc.
1,150,000	Hess Corp.			5.250%, due 07/15/35	734,769
	7.875%, due 10/01/29	1,347,004	1,550,000	Medco Health Solutions, Inc.
750,000	Transocean, Inc.			7.250%, due 08/15/13	1,734,433
	6.000%, due 03/15/18	801,176	1,320,000	Merck & Co., Inc./NJ
1,030,000	Transocean, Inc.			5.750%, due 11/15/36	1,455,555
	7.500%, due 04/15/31	1,229,406	1,500,000	Quest Diagnostics, Inc./DE
		6,965,517		5.450%, due 11/01/15	1,583,133
			1,400,000	WellPoint, Inc.
	Financials - 5.58%			5.000%, due 12/15/14	1,455,137
1,500,000	American General Finance Corp., Series H		1,100,000	Wyeth
	4.625%, due 09/01/10	1,374,885		6.500%, due 02/01/34	1,287,541
1,115,000	American General Finance Corp.				13,948,635
	5.850%, due 06/01/13	844,121
620,000	Bank of America Corp.			Industrials - 1.76%
	5.750%, due 12/01/17	618,870	350,000	Boeing Co./The
1,130,000	Bear Stearns Cos. LLC/The			8.625%, due 11/15/31	477,185
	7.250%, due 02/01/18	1,290,507	620,000	Boeing Co./The
1,000,000	General Electric Global Insurance			6.875%, due 10/15/43	742,844
	Holding Corp.		1,365,000	Burlington Northern Santa Fe Corp.
	7.000%, due 02/15/26	943,547		8.125%, due 04/15/20	1,637,536
785,000	General Electric Global Insurance		780,000	Lockheed Martin Corp.
	Holding Corp.			7.650%, due 05/01/16	941,217
	7.750%, due 06/15/30	770,512	957,000	Norfolk Southern Corp.
1,450,000	HCP, Inc.			5.590%, due 05/17/25	987,339
	6.700%, due 01/30/18	1,395,093	1,050,000	Norfolk Southern Corp.
1,735,000	Lehman Brothers Holdings, Inc. (E)			7.050%, due 05/01/37	1,323,872
	5.750%, due 01/03/17	174	1,150,000	Waste Management, Inc.
1,415,000	Merrill Lynch & Co., Inc.			7.125%, due 12/15/17	1,279,035
	6.150%, due 04/25/13	1,497,210			7,389,028
2,400,000	National Rural Utilities
	Cooperative Finance Corp., Series C			Information Technology - 0.49%
	7.250%, due 03/01/12	2,650,531	960,000	Cisco Systems, Inc.
2,400,000	Nationwide Health Properties,			5.500%, due 02/22/16	1,057,109
	Inc., Series D		935,000	Western Union Co./The
	8.250%, due 07/01/12	2,563,742		5.930%, due 10/01/16	1,013,184
					2,070,293

Diversified Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED (continued)

	Materials - 0.32%			Federal Home Loan Mortgage Corp. (continued)
$ 310,000	EI Du Pont de Nemours & Co.		$ 270,073	5.000%, due 04/01/35 Pool # A32314	$ 280,044
	5.000%, due 01/15/13	$ 335,726	522,682	5.000%, due 04/01/35 Pool # A32315	541,978
1,025,000	Westvaco Corp.		427,955	5.000%, due 04/01/35 Pool # A32316	443,754
	8.200%, due 01/15/30	1,005,386	244,175	5.000%, due 04/01/35 Pool # A32509	253,189
		1,341,112	2,182,923	5.000%, due 01/01/37 Pool # A56371	2,260,439
					8,654,224
	Telecommunication Services - 1.06%
1,780,000	Comcast Cable Communications			Federal National Mortgage Association - 14.99%
	Holdings, Inc.		901,149	4.000%, due 04/01/15 Pool # 255719	925,281
	9.455%, due 11/15/22	2,287,296	1,003,604	5.500%, due 04/01/16 Pool # 745444	1,056,184
1,315,000	Rogers Communications, Inc. (D)		276,342	6.000%, due 05/01/16 Pool # 582558	296,874
	6.250%, due 06/15/13	1,421,689	1,626,181	5.000%, due 12/01/17 Pool # 672243	1,728,707
795,000	Sprint Nextel Corp.		1,740,443	4.500%, due 09/01/20 Pool # 835465	1,823,301
	6.000%, due 12/01/16	709,537	318,227	6.000%, due 05/01/21 Pool # 253847	341,820
		4,418,522	66,487	7.000%, due 12/01/29 Pool # 762813	73,478
			174,400	7.000%, due 11/01/31 Pool # 607515	192,574
	Utilities - 4.80%		2,795	7.000%, due 04/01/32 Pool # 641518	3,080
2,000,000	Energy East Corp.		206,514	7.000%, due 05/01/32 Pool # 644591	228,035
	8.050%, due 11/15/10	2,130,862	971,225	6.500%, due 06/01/32 Pool # 545691	1,048,054
1,555,000	Indianapolis Power & Light Co. (C)		855,234	6.500%, due 09/01/33 Pool # 737582	921,283
	6.050%, due 10/01/36	1,575,960	1,361,951	5.500%, due 10/01/33 Pool # 254904	1,432,886
1,365,000	Interstate Power & Light Co.		4,748,810	5.500%, due 11/01/33 Pool # 555880	4,996,144
	6.250%, due 07/15/39	1,514,212	4,142,408	5.000%, due 05/01/34 Pool # 780890	4,296,627
4,000,000	MidAmerican Energy Co.		40,344	7.000%, due 07/01/34 Pool # 792636	44,278
	5.650%, due 07/15/12	4,337,608	527,900	5.500%, due 08/01/34 Pool # 793647	554,735
1,600,000	Nevada Power Co., Series R		2,921,185	5.500%, due 03/01/35 Pool # 815976	3,067,853
	6.750%, due 07/01/37	1,768,195	1,290,082	5.500%, due 07/01/35 Pool # 825283	1,354,855
2,000,000	Progress Energy, Inc.		874,803	5.500%, due 08/01/35 Pool # 826872	918,726
	7.750%, due 03/01/31	2,503,432	1,262,868	5.000%, due 09/01/35 Pool # 820347	1,309,094
474,000	Sierra Pacific Power Co., Series M		1,343,686	5.000%, due 09/01/35 Pool # 835699	1,392,870
	6.000%, due 05/15/16	502,866	1,673,732	5.000%, due 10/01/35 Pool # 797669	1,734,997
1,500,000	Southern Power Co., Series B		1,860,000	5.500%, due 10/01/35 Pool # 836912	1,953,388
	6.250%, due 07/15/12	1,642,143	1,706,390	5.000%, due 12/01/35 Pool # 850561	1,768,851
835,000	Southwestern Electric Power Co., Series E		3,409,971	5.500%, due 12/01/35 Pool # 844583	3,581,180
	5.550%, due 01/15/17	857,077	635,628	5.500%, due 02/01/36 Pool # 851330	667,542
620,000	Virginia Electric and Power Co.		2,439,767	5.500%, due 09/01/36 Pool # 831820	2,558,833
	5.100%, due 11/30/12	671,796	1,556,601	6.000%, due 09/01/36 Pool # 831741	1,647,176
2,400,000	Westar Energy, Inc.		626,296	5.500%, due 10/01/36 Pool # 896340	656,860
	6.000%, due 07/01/14	2,592,269	2,685,162	5.500%, due 10/01/36 Pool # 901723	2,816,203
		20,096,420	1,822,905	6.500%, due 10/01/36 Pool # 894118	1,952,578
			2,443,862	6.000%, due 11/01/36 Pool # 902510	2,604,614
	Total Corporate Notes and Bonds	89,409,492	2,662,150	5.500%, due 12/01/36 Pool # 902853	2,792,069
	( Cost $88,581,869 )		2,477,680	5.500%, due 12/01/36 Pool # 903059	2,598,596
			1,980,035	5.500%, due 12/01/36 Pool # 907512	2,076,664
MORTGAGE BACKED - 17.09%			2,682,505	5.500%, due 12/01/36 Pool # 907635	2,813,417
			2,441,813	6.000%, due 12/01/36 Pool # 903002	2,583,896
	Federal Home Loan Mortgage Corp. - 2.06%				62,813,603
76,762	8.000%, due 06/01/30 Pool # C01005	87,092
343,317	6.500%, due 01/01/32 Pool # C62333	369,616		Government National Mortgage Association - 0.04%
37,145	6.500%, due 03/01/32 Pool # C65648	39,944	150,649	6.500%, due 04/20/31 Pool # 003068	162,688
3,526,059	5.000%, due 07/01/33 Pool # A11325	3,661,739
366,318	6.000%, due 10/01/34 Pool # A28439	389,122		Total Mortgage Backed	71,630,515
308,126	6.000%, due 10/01/34 Pool # A28598	327,307		( Cost $67,779,536 )

Diversified Income Fund (concluded)

		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.01%			INVESTMENT COMPANY - 1.86%

	Federal Home Loan Mortgage Corp. - 0.36%		7,793,852	SSgA Prime Money Market Fund	$ 7,793,852
$1,400,000	4.500%, due 01/15/14	$ 1,522,072
				Total Investment Company	7,793,852
	Federal National Mortgage Association - 0.19%			( Cost $7,793,852 )
750,000	5.250%, due 08/01/12	801,548
			TOTAL INVESTMENTS - 99.54%		417,233,591
	U.S. Treasury Bills - 1.32% (A)		( Cost $402,515,324 )
3,050,000	0.010%, due 12/17/09	3,047,883	NET OTHER ASSETS AND LIABILITIES - (0.46)%		1,919,336
2,500,000	0.000%, due 01/14/10	2,499,307	TOTAL NET ASSETS - 100.00%		$ 419,152,927
		5,547,190

	U.S. Treasury Bond - 1.67%		(A)	Rate noted represents annualized yield at time of
5,270,000	6.625%, due 02/15/27	6,987,693		purchase.
			(C)	Security sold within terms of a private placement
	U.S. Treasury Notes - 12.47%			memorandum exempt from registration under section
1,850,000	3.875%, due 05/15/10	1,891,336		144A of the Securities Act of 1933, as amended,
500,000	4.500%, due 11/15/10	522,481		and may be sold only to dealers in that program or
2,050,000	0.875%, due 02/28/11	2,057,847		other "qualified institutional investors." The
500,000	4.750%, due 03/31/11	530,567		securities have been determined to be liquid under
3,900,000	4.875%, due 04/30/11	4,155,481		guidelines established by the Board of Trustees.
3,000,000	1.000%, due 07/31/11	3,008,556	(D)	Notes and bonds, issued by foreign entities,
6,150,000	4.625%, due 12/31/11	6,630,949		denominated in U.S. dollars. The aggregate of
1,125,000	1.375%, due 02/15/12	1,130,888		these securities is 0.69% of total net assets.
3,400,000	4.625%, due 02/29/12	3,681,829	(E)	In Default. Issuer is bankrupt.
1,312,000	1.375%, due 05/15/12	1,316,407	(M)	Stated interest rate is contingent upon sufficient
2,500,000	4.000%, due 11/15/12	2,695,508		collateral market value. If collateral market
1,980,000	3.625%, due 05/15/13	2,112,258		value falls below a stated level, the issuer will
1,175,000	3.125%, due 08/31/13	1,231,455		either initiate a clean-up call or increase the
4,810,000	4.000%, due 02/15/14	5,202,693		stated interest rate.
4,965,000	4.250%, due 08/15/14	5,427,366	ADR	American Depositary Receipt.

Large Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 99.19%				Industrials - 10.74%
			217,000	Deere & Co.	$ 9,313,640
	Consumer Discretionary - 8.18%		1,352,200	General Electric Co.	22,203,124
91,000	AutoZone, Inc. *	$ 13,306,020	119,200	L-3 Communications Holdings, Inc.	9,574,144
343,642	Comcast Corp., Class A	5,804,113	140,200	Norfolk Southern Corp.	6,044,022
65,100	ITT Educational Services, Inc. *	7,187,691	116,000	Raytheon Co.	5,564,520
169,888	Jarden Corp.	4,768,756	154,800	United Technologies Corp.	9,431,964
212,900	Lowe's Cos., Inc.	4,458,126	209,300	Waste Management, Inc.	6,241,326
171,300	Omnicom Group, Inc.	6,327,822			68,372,740
149,833	Time Warner, Inc.	4,312,194
216,400	Walt Disney Co./The	5,942,344		Information Technology - 6.85%
		52,107,066	482,927	EMC Corp./ Massachusetts *	8,229,076
			506,700	Intel Corp.	9,916,119
	Consumer Staples - 4.54%		107,200	International Business Machines Corp.	12,822,192
128,458	CVS Caremark Corp.	4,591,089	345,200	Maxim Integrated Products, Inc.	6,261,928
28,754	Diageo PLC, ADR	1,770,458	305,100	Oracle Corp.	6,358,284
106,300	PepsiCo, Inc./NC	6,235,558			43,587,599
118,000	Procter & Gamble Co./The	6,834,560
192,500	Wal-Mart Stores, Inc.	9,449,825		Materials - 3.01%
		28,881,490	203,200	EI Du Pont de Nemours & Co.	6,530,848
			87,896	Freeport-McMoRan Copper & Gold, Inc.	6,030,545
	Energy - 19.87%		140,500	Nucor Corp.	6,604,905
407,646	Chevron Corp.	28,710,508			19,166,298
416,100	ConocoPhillips	18,791,076
225,500	Devon Energy Corp.	15,182,915		Telecommunication Services - 5.14%
426,200	Noble Corp.	16,178,552	798,287	AT&T, Inc.	21,561,732
206,800	Occidental Petroleum Corp.	16,213,120	369,335	Verizon Communications, Inc.	11,179,770
444,300	Weatherford International, Ltd. *	9,210,339			32,741,502
346,100	Williams Cos., Inc./The	6,184,807
388,600	XTO Energy, Inc.	16,056,952		Utilities - 4.81%
		126,528,269	376,400	Edison International	12,639,512
			257,700	Exelon Corp.	12,787,074
	Financials - 25.39%		138,399	Questar Corp.	5,198,266
151,100	American Express Co.	5,122,290			30,624,852
1,227,142	Bank of America Corp.	20,763,243
421,200	Bank of New York Mellon Corp./The	12,210,588		Total Common Stocks	631,562,828
105,400	BB&T Corp.	2,871,096		( Cost $639,625,551 )
82,600	Goldman Sachs Group, Inc./The	15,227,310
578,588	JPMorgan Chase & Co.	25,353,726	INVESTMENT COMPANY - 0.77%
956,000	Keycorp	6,214,000
175,400	MetLife, Inc.	6,677,478	4,909,484	SSgA Prime Money Market Fund	4,909,484
210,300	Morgan Stanley	6,494,064
128,100	Prudential Financial, Inc.	6,393,471		Total Investment Company	4,909,484
89,589	Simon Property Group, Inc., REIT	6,220,164		( Cost $4,909,484 )
129,200	State Street Corp.	6,795,920
297,200	US Bancorp	6,496,792	TOTAL INVESTMENTS - 99.96%		636,472,312
96,509	Vornado Realty Trust, REIT	6,216,145	( Cost $644,535,035 )
668,900	Wells Fargo & Co.	18,849,602	NET OTHER ASSETS AND LIABILITIES - 0.04%		239,032
230,000	Willis Group Holdings, Ltd.	6,490,600	TOTAL NET ASSETS - 100.00%		$ 636,711,344
130,000	WR Berkley Corp.	3,286,400
		161,682,889
			*	Non-income producing.
	Health Care - 10.66%		ADR	American Depositary Receipt.
81,200	CR Bard, Inc.	6,383,132	PLC	Public Limited Company.
214,100	Johnson & Johnson	13,036,549	REIT	Real Estate Investment Trust.
106,600	Life Technologies Corp. *	4,962,230
237,900	Merck & Co., Inc./NJ	7,524,777		The industry classification method used for
1,291,700	Pfizer, Inc.	21,377,635		purposes of this report may differ from the industry
582,500	UnitedHealth Group, Inc.	14,585,800		subclassification(s) used for Trust compliance
		67,870,123		purposes.

Large Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 94.98%				Industrials - 7.99%
			231,000	ABB, Ltd., ADR *	$ 4,629,240
	Consumer Discretionary - 9.12%		130,000	Boeing Co./The	7,039,500
24,600	Amazon.com, Inc. *	$ 2,296,656	33,300	Deere & Co.	1,429,236
20,900	AutoZone, Inc. *	3,055,998	174,000	Honeywell International, Inc.	6,464,100
46,800	ITT Educational Services, Inc. *	5,167,188	60,300	ITT Corp.	3,144,645
26,300	Kohl's Corp. *	1,500,415	90,400	Quanta Services, Inc. *	2,000,552
34,000	Mastercard, Inc., Class A	6,873,100	103,600	Raytheon Co.	4,969,692
77,200	McDonald's Corp.	4,405,804	143,800	Tyco International, Ltd.	4,958,224
34,800	TJX Cos., Inc.	1,292,820			34,635,189
141,900	Visa, Inc., Class A	9,806,709
152,800	Yum! Brands, Inc.	5,158,528		Information Technology - 30.22%
		39,557,218	31,000	Altera Corp.	635,810
			77,300	Apple, Inc. *	14,329,101
	Consumer Staples - 13.33%		38,700	BMC Software, Inc. *	1,452,411
55,100	Colgate-Palmolive Co.	4,203,028	552,700	Cisco Systems, Inc. *	13,010,558
84,700	Diageo PLC, ADR	5,208,203	54,700	Citrix Systems, Inc. *	2,145,881
166,475	Kellogg Co.	8,195,564	139,000	Corning, Inc.	2,128,090
87,800	Lorillard, Inc.	6,523,540	280,900	EMC Corp./ Massachusetts *	4,786,536
199,300	PepsiCo, Inc./NC	11,690,938	11,400	First Solar, Inc. *	1,742,604
166,500	Walgreen Co.	6,238,755	34,300	Google, Inc., Class A *	17,007,655
320,500	Wal-Mart Stores, Inc.	15,733,345	602,000	Intel Corp.	11,781,140
		57,793,373	128,300	International Business Machines Corp.	15,345,963
			726,200	Microsoft Corp.	18,801,318
	Energy - 6.39%		102,600	Novellus Systems, Inc. *	2,152,548
53,200	Cameron International Corp. *	2,012,024	325,600	Oracle Corp.	6,785,504
16,400	Diamond Offshore Drilling, Inc.	1,566,528	75,200	Paychex, Inc.	2,184,560
92,900	National Oilwell Varco, Inc. *	4,006,777	152,600	QUALCOMM, Inc.	6,863,948
288,300	PetroHawk Energy Corp. *	6,979,743	45,900	Salesforce.com, Inc. *	2,613,087
46,400	Range Resources Corp.	2,290,304	151,500	Texas Instruments, Inc.	3,589,035
114,600	Southwestern Energy Co. *	4,891,128	113,200	Varian Semiconductor Equipment
286,700	Weatherford International, Ltd. *	5,943,291		Associates, Inc. *	3,717,488
		27,689,795			131,073,237

	Financials - 5.85%			Materials - 4.86%
37,300	Aflac, Inc.	1,594,202	60,400	Agnico-Eagle Mines, Ltd.	4,098,140
464,388	Axis Capital Holdings, Ltd.	14,015,230	120,300	Ecolab, Inc.	5,561,469
52,300	IntercontinentalExchange, Inc. *	5,083,037	26,400	Monsanto Co.	2,043,360
37,100	Northern Trust Corp.	2,157,736	70,276	Nucor Corp.	3,303,675
47,900	State Street Corp.	2,519,540	74,200	Praxair, Inc.	6,061,398
		25,369,745			21,068,042

	Health Care - 16.02%			Utilities - 1.20%
26,000	Allergan, Inc./ United States	1,475,760	94,400	FPL Group, Inc.	5,213,712
35,400	Celgene Corp. *	1,978,860
151,700	Gilead Sciences, Inc. *	7,066,186		Total Common Stocks	411,884,756
142,600	HMS Holdings Corp. *	5,451,598		( Cost $350,878,213 )
6,800	Intuitive Surgical, Inc. *	1,783,300
322,590	Johnson & Johnson	19,642,505	Par Value
47,600	Life Technologies Corp. *	2,215,780
39,700	Medco Health Solutions, Inc. *	2,195,807	CERTIFICATE OF DEPOSIT - 0.59%
180,000	Roche Holding AG, ADR	7,308,000
194,700	St. Jude Medical, Inc. *	7,595,247	$2,572,440	State Street Eurodollar
510,040	UnitedHealth Group, Inc.	12,771,402		0.010%, due 10/01/09	2,572,440
		69,484,445
				Total Certificate of Deposit	2,572,440
				( Cost $2,572,440 )

Large Cap Growth Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 4.51%

19,544,592	SSgA Prime Money Market Fund	$ 19,544,592

	Total Investment Company	19,544,592
	( Cost $19,544,592 )

TOTAL INVESTMENTS - 100.08%		434,001,788
( Cost $372,995,245 )
NET OTHER ASSETS AND LIABILITIES - (0.08)%		(345,983)
TOTAL NET ASSETS - 100.00%		$ 433,655,805

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Mid Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.53%				Health Care - 4.91%
			85,214	CIGNA Corp.	$ 2,393,662
	Consumer Discretionary - 11.30%		35,700	Community Health Systems, Inc. *	1,139,901
19,700	AutoZone, Inc. *	$ 2,880,534	33,700	CR Bard, Inc.	2,649,157
53,215	Big Lots, Inc. *	1,331,439	61,784	Life Technologies Corp. *	2,876,045
64,716	GameStop Corp., Class A *	1,713,033			9,058,765
62,615	Jarden Corp.	1,757,603
45,600	JC Penney Co., Inc.	1,539,000		Industrials - 9.93%
47,100	Omnicom Group, Inc.	1,739,874	34,114	Danaher Corp.	2,296,555
155,630	Pulte Homes, Inc.	1,710,374	43,715	ITT Corp.	2,279,737
57,400	Scripps Networks Interactive, Inc.,		34,600	L-3 Communications Holdings, Inc.	2,779,072
	Class A	2,120,930	49,800	Norfolk Southern Corp.	2,146,878
54,515	Snap-On, Inc.	1,894,941	109,215	Quanta Services, Inc. *	2,416,928
69,415	TJX Cos., Inc.	2,578,767	44,400	Raytheon Co.	2,129,868
21,700	VF Corp.	1,571,731	66,114	Republic Services, Inc.	1,756,649
		20,838,226	73,015	Tyco International, Ltd.	2,517,557
					18,323,244
	Consumer Staples - 6.41%
35,600	Bunge, Ltd.	2,228,916		Information Technology - 9.18%
91,929	ConAgra Foods, Inc.	1,993,021	43,313	Affiliated Computer Services, Inc.,
52,300	Kellogg Co.	2,574,729		Class A *	2,346,265
37,900	Molson Coors Brewing Co., Class B	1,844,972	83,315	Arrow Electronics, Inc. *	2,345,317
64,614	Wal-Mart Stores, Inc.	3,171,901	329,659	Brocade Communications Systems, Inc. *	2,591,120
		11,813,539	63,915	Kla-Tencor Corp.	2,291,992
			144,600	Maxim Integrated Products, Inc.	2,623,044
	Energy - 10.50%		279,844	Micron Technology, Inc. *	2,294,721
302,751	El Paso Corp.	3,124,390	108,614	Synopsys, Inc. *	2,435,126
157,230	Forest Oil Corp. *	3,076,991			16,927,585
106,015	Noble Corp.	4,024,329
62,730	Noble Energy, Inc.	4,137,671		Materials - 7.07%
119,830	PetroHawk Energy Corp. *	2,901,084	22,400	Air Products & Chemicals, Inc.	1,737,792
140,129	Tesoro Corp.	2,099,133	42,000	Ecolab, Inc.	1,941,660
		19,363,598	51,527	FMC Corp.	2,898,394
			15,465	Freeport-McMoRan Copper & Gold, Inc.	1,061,053
	Financials - 26.85%		35,800	Nucor Corp.	1,682,958
35,315	Ameriprise Financial, Inc.	1,282,994	91,615	Pactiv Corp. *	2,386,571
177,630	Annaly Capital Management, Inc., REIT	3,222,208	36,415	Weyerhaeuser Co.	1,334,610
69,215	AON Corp.	2,816,358			13,043,038
47,300	Arch Capital Group, Ltd. *	3,194,642
84,591	Associated Banc-Corp.	966,029		Telecommunication Services - 2.34%
81,215	Assurant, Inc.	2,603,753	49,886	CenturyTel, Inc.	1,676,170
28,848	AvalonBay Communities, Inc., REIT	2,098,115	83,914	Crown Castle International Corp. *	2,631,543
74,315	Axis Capital Holdings, Ltd.	2,242,827			4,307,713
15,315	BlackRock, Inc.	3,320,598
64,915	Equity Residential, REIT	1,992,890		Utilities - 10.04%
20,868	Everest Re Group, Ltd.	1,830,124	93,015	Edison International	3,123,444
216,344	Fifth Third Bancorp	2,191,565	74,400	NRG Energy, Inc. *	2,097,336
207,200	Host Hotels & Resorts, Inc., REIT	2,438,744	51,815	Oneok, Inc.	1,897,465
73,115	JPMorgan Chase & Co.	3,203,899	74,515	Progress Energy, Inc.	2,910,556
287,459	Keycorp	1,868,484	50,500	Questar Corp.	1,896,780
29,500	NYSE Euronext	852,255	80,514	Sempra Energy	4,010,402
92,715	ProLogis, REIT	1,105,163	134,429	Xcel Energy, Inc.	2,586,414
55,415	State Street Corp.	2,914,829			18,522,397
92,715	SunTrust Banks, Inc.	2,090,723
207,839	Unum Group	4,456,068		Total Common Stocks	181,725,637
44,019	Vornado Realty Trust, REIT	2,835,264		( Cost $166,504,933 )
		49,527,532

Mid Cap Value Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.91%

3,526,780	SSgA Prime Money Market Fund	$ 3,526,780

	Total Investment Company	3,526,780
	( Cost $3,526,780 )

TOTAL INVESTMENTS - 100.44%		185,252,417
( Cost $170,031,713 )
NET OTHER ASSETS AND LIABILITIES - (0.44)%		(819,144)
TOTAL NET ASSETS - 100.00%		$ 184,433,273

*	Non-income producing.
REIT	Real Estate Investment Trust.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 92.54%				Industrials - 19.51%
			107,481	Copart, Inc. *	$ 3,569,444
	Consumer Discretionary - 15.69%		154,718	Covanta Holding Corp. *	2,630,206
22,645	AutoZone, Inc. *	$ 3,311,152	109,899	Expeditors International of
97,824	Bed Bath & Beyond, Inc. *	3,672,313		Washington, Inc.	3,862,950
128,563	Carmax, Inc. *	2,686,967	79,091	Fastenal Co.	3,060,822
90,000	Discovery Communications, Inc.,		37,299	Flowserve Corp.	3,675,443
	Series A *	2,600,100	105,960	IDEX Corp.	2,961,582
160,505	Interactive Data Corp.	4,206,836	81,900	Jacobs Engineering Group, Inc. *	3,763,305
29,400	ITT Educational Services, Inc. *	3,246,054	114,539	Kaydon Corp.	3,713,354
56,300	Mohawk Industries, Inc. *	2,684,947	112,650	Kirby Corp. *	4,147,773
62,909	Morningstar, Inc. *	3,054,861	59,337	Middleby Corp. *	3,264,128
39,364	Sears Holdings Corp. *	2,570,863	127,595	Ritchie Bros Auctioneers, Inc.	3,131,181
118,402	Tiffany & Co.	4,562,029	102,690	Wabtec Corp./DE	3,853,956
102,908	Yum! Brands, Inc.	3,474,174	107,263	Waste Management, Inc.	3,198,583
		36,070,296			44,832,727

	Consumer Staples - 1.76%			Information Technology - 14.93%
83,944	Brown-Forman Corp., Class B	4,047,780	91,852	Amphenol Corp., Class A	3,460,983
			61,400	BMC Software, Inc. *	2,304,342
	Energy - 10.01%		387,600	Brocade Communications Systems, Inc. *	3,046,536
41,715	Apache Corp.	3,830,688	77,364	Concur Technologies, Inc. *	3,075,993
44,600	EOG Resources, Inc.	3,724,546	60,283	Factset Research Systems, Inc.	3,993,146
92,090	National Oilwell Varco, Inc. *	3,971,842	88,743	FLIR Systems, Inc. *	2,482,142
113,650	Noble Corp.	4,314,154	60,600	Mantech International Corp., Class A *	2,857,896
63,309	Range Resources Corp.	3,124,932	197,600	Maxim Integrated Products, Inc.	3,584,464
94,467	Southwestern Energy Co. *	4,031,852	183,940	Novellus Systems, Inc. *	3,859,061
		22,998,014	85,580	Teradata Corp. *	2,355,162
			126,998	Zebra Technologies Corp., Class A *	3,293,058
	Financials - 8.81%				34,312,783
81,806	Aflac, Inc.	3,496,388
199,605	Brookfield Asset Management, Inc.,			Materials - 5.97%
	Class A	4,533,030	90,800	Cliffs Natural Resources, Inc.	2,938,288
177,024	Leucadia National Corp. *	4,376,033	77,625	Ecolab, Inc.	3,588,604
12,022	Markel Corp. *	3,965,096	43,279	Martin Marietta Materials, Inc.	3,984,697
73,437	RLI Corp.	3,876,005	116,426	Valspar Corp.	3,202,879
		20,246,552			13,714,468

	Health Care - 13.70%			Telecommunication Services - 0.87%
59,727	Covance, Inc. *	3,234,217	27,581	Millicom International Cellular S.A. *	2,006,242
45,475	CR Bard, Inc.	3,574,790
85,757	DENTSPLY International, Inc.	2,962,047		Utilities - 1.29%
65,130	Idexx Laboratories, Inc. *	3,256,500	69,399	EQT Corp.	2,956,397
37,822	Laboratory Corp. of America
	Holdings *	2,484,905		Total Common Stocks	212,662,558
78,267	Life Technologies Corp. *	3,643,329		( Cost $175,283,297 )
84,700	St. Jude Medical, Inc. *	3,304,147
52,121	Techne Corp.	3,260,169	Par Value
69,434	Varian Medical Systems, Inc. *	2,925,254
52,983	Zimmer Holdings, Inc. *	2,831,941	CERTIFICATE OF DEPOSIT - 1.45%
		31,477,299
			$ 3,337,050	State Street Eurodollar
				0.010%, due 10/01/09	3,337,050

				Total Certificate of Deposit	3,337,050
				( Cost $3,337,050 )

Mid Cap Growth Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 6.12%

37,238	iShares COMEX Gold Trust ETF *	$ 3,683,955
10,381,071	SSgA Prime Money Market Fund	10,381,071

	Total Investment Companies	14,065,026
	( Cost $13,768,989 )

TOTAL INVESTMENTS - 100.11%		230,064,634
( Cost $192,389,336 )
NET OTHER ASSETS AND LIABILITIES - (0.11)%		(254,602)
TOTAL NET ASSETS - 100.00%		$ 229,810,032

*	Non-income producing.
ETF	Exchange Traded Fund.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Small Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.73%				Health Care - 7.71%
			4,200	Amsurg Corp. *	$ 89,166
	Consumer Discretionary - 15.81%		4,500	Centene Corp. *	85,230
6,800	Arbitron, Inc.	$ 141,168	3,900	Charles River Laboratories
1,100	Bally Technologies, Inc. *	42,207		International, Inc. *	144,222
9,200	Cato Corp./The, Class A	186,668	2,600	Corvel Corp. *	73,840
2,500	CEC Entertainment, Inc. *	64,650	2,800	ICON PLC, ADR *	68,572
3,400	Choice Hotels International, Inc.	105,604	2,500	ICU Medical, Inc. *	92,150
7,100	Helen of Troy, Ltd. *	137,953	8,000	Universal American Corp./NY *	75,360
4,000	Hibbett Sports, Inc. *	72,920			628,540
2,800	Matthews International Corp., Class A	99,064
8,100	Sonic Corp. *	89,586		Industrials - 21.50%
14,300	Stage Stores, Inc.	185,328	14,000	ACCO Brands Corp. *	101,080
2,800	Tempur-Pedic International, Inc. *	53,032	2,700	Acuity Brands, Inc.	86,967
2,500	Unifirst Corp./MA	111,125	8,100	Albany International Corp., Class A	157,140
		1,289,305	9,400	Belden, Inc.	217,140
			8,858	Bowne & Co., Inc.	68,207
	Consumer Staples - 4.92%		8,700	Carlisle Cos., Inc.	295,017
3,500	Casey's General Stores, Inc.	109,830	1,200	ESCO Technologies, Inc. *	47,280
4,800	Herbalife, Ltd.	157,152	4,800	GATX Corp.	134,160
5,200	Lance, Inc.	134,264	4,100	Genesee & Wyoming, Inc., Class A *	124,312
		401,246	2,600	Kirby Corp. *	95,732
			5,400	Mueller Industries, Inc.	128,898
	Energy - 4.75%		1,300	Simpson Manufacturing Co., Inc.	32,838
5,200	Penn Virginia Corp.	119,132	3,000	Sterling Construction Co., Inc. *	53,730
900	SEACOR Holdings, Inc. *	73,467	3,800	United Stationers, Inc. *	180,918
2,100	St. Mary Land & Exploration Co.	68,166	3,300	Vitran Corp., Inc. *	29,766
2,200	Whiting Petroleum Corp. *	126,676			1,753,185
		387,441
				Information Technology - 8.92%
	Financials - 23.07%		1,100	Coherent, Inc. *	25,652
4,746	Acadia Realty Trust, REIT	71,522	4,600	Diebold, Inc.	151,478
200	Alleghany Corp. *	51,810	7,200	Electronics for Imaging, Inc. *	81,144
3,200	American Campus Communities,		3,500	MAXIMUS, Inc.	163,100
	Inc., REIT	85,920	6,600	NAM TAI Electronics, Inc.	35,640
12,133	Ares Capital Corp.	133,706	6,400	Websense, Inc. *	107,520
3,900	Assured Guaranty, Ltd.	75,738	7,100	Xyratex, Ltd. *	67,521
1,700	Credit Acceptance Corp. *	54,723	3,700	Zebra Technologies Corp., Class A *	95,941
7,600	Delphi Financial Group, Inc., Class A	171,988			727,996
7,600	DiamondRock Hospitality Co., REIT *	61,560
2,700	Financial Federal Corp.	66,636		Materials - 4.76%
7,437	First Busey Corp.	34,954	3,200	Aptargroup, Inc.	119,552
9,600	First Midwest Bancorp, Inc./IL	108,192	2,300	Deltic Timber Corp.	105,271
5,790	International Bancshares Corp.	94,435	10,050	Zep, Inc.	163,312
1,800	Mack-Cali Realty Corp., REIT	58,194			388,135
5,600	MB Financial, Inc.	117,432
5,200	NewAlliance Bancshares, Inc.	55,640		Utilities - 5.29%
3,900	Platinum Underwriters Holdings, Ltd.	139,776	3,400	Atmos Energy Corp.	95,812
900	PS Business Parks, Inc., REIT	46,188	1,250	New Jersey Resources Corp.	45,388
5,000	Realty Income Corp., REIT	128,250	4,100	Unisource Energy Corp.	126,075
1,600	Reinsurance Group of America, Inc.	71,360	4,700	Westar Energy, Inc.	91,697
2,823	Validus Holdings, Ltd.	72,833	2,200	WGL Holdings, Inc.	72,908
9,900	Webster Financial Corp.	123,453			431,880
1,100	Westamerica Bancorporation	57,200
		1,881,510		Total Common Stocks	7,889,238
				( Cost $7,868,828 )

Small Cap Value Fund (concluded)

Value
Shares		(Note 1)

INVESTMENT COMPANY - 3.41%

277,614	SSgA Prime Money Market Fund	$ 277,614

	Total Investment Company	277,614
( Cost $277,614 )

TOTAL INVESTMENTS - 100.14%		8,166,852
( Cost $8,146,442 )
NET OTHER ASSETS AND LIABILITIES - (0.14)%		(11,222)
TOTAL NET ASSETS - 100.00%		$ 8,155,630

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

The industry classification method used for
purposes of this report may differ from the industry
subclassification(s) used for Trust compliance
purposes.

Small Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.85%				Financials (continued)
			1,300	Highwoods Properties, Inc., REIT	$ 40,885
	Consumer Discretionary - 12.77%		1,400	KBW, Inc. *	45,108
1,200	Aaron's, Inc.	$ 31,680	1,700	Knight Capital Group, Inc., Class A *	36,975
1,100	Aeropostale, Inc. *	47,817	3,700	Omega Healthcare Investors, Inc., REIT	59,274
200	Carter's, Inc. *	5,340	1,200	Potlatch Corp., REIT	34,140
700	Chico's FAS, Inc. *	9,100	600	Stifel Financial Corp. *	32,940
1,100	CKE Restaurants, Inc.	11,539	600	SVB Financial Group *	25,962
1,100	CROCS, Inc. *	7,315	11	Teton Advisors, Inc. (L)(T)*	-
600	DineEquity, Inc.	14,850	900	Tower Group, Inc.	21,951
2,300	Drew Industries, Inc. *	49,887	500	World Acceptance Corp. *	12,605
600	Gaylord Entertainment Co. *	12,060			408,327
900	Gymboree Corp. *	43,542
1,700	JOS A Bank Clothiers, Inc. *	76,109		Health Care - 15.24%
200	Life Time Fitness, Inc. *	5,610	300	Abaxis, Inc. *	8,025
600	Maidenform Brands, Inc. *	9,636	400	Acorda Therapeutics, Inc. *	9,312
2,800	Men's Wearhouse, Inc./The	69,160	3,100	Alkermes, Inc. *	28,489
900	Meritage Homes Corp. *	18,270	3,900	Allscripts-Misys Healthcare
2,000	PF Chang's China Bistro, Inc. *	67,940		Solutions, Inc. *	79,053
900	Pinnacle Entertainment, Inc. *	9,171	200	AMAG Pharmaceuticals, Inc. *	8,736
200	Red Robin Gourmet Burgers, Inc. *	4,084	3,200	American Medical Systems
3,300	Spartan Motors, Inc.	16,962		Holdings, Inc. *	54,144
700	Tempur-Pedic International, Inc. *	13,258	4,000	AMN Healthcare Services, Inc. *	38,040
200	Valassis Communications, Inc. *	3,576	500	Amylin Pharmaceuticals, Inc. *	6,845
1,600	WMS Industries, Inc. *	71,296	400	Analogic Corp.	14,808
900	Zumiez, Inc. *	14,769	7,800	Arena Pharmaceuticals, Inc. *	34,866
		612,971	400	BioCryst Pharmaceuticals, Inc. *	3,296
			1,000	Centene Corp. *	18,940
	Consumer Staples - 3.40%		700	Cepheid, Inc. *	9,254
200	Coca-Cola Bottling Co. Consolidated	9,686	200	Chemed Corp.	8,778
200	Flowers Foods, Inc.	5,258	1,800	Cubist Pharmaceuticals, Inc. *	36,360
300	Green Mountain Coffee Roasters, Inc. *	22,152	500	Dendreon Corp. *	13,995
100	Ralcorp Holdings, Inc. *	5,847	2,000	Emeritus Corp. *	43,900
1,500	Ruddick Corp.	39,930	2,400	ev3, Inc. *	29,544
2,100	United Natural Foods, Inc. *	50,232	300	Incyte Corp., Ltd. *	2,025
2,300	Winn-Dixie Stores, Inc. *	30,176	500	Landauer, Inc.	27,490
		163,281	1,100	MAP Pharmaceuticals, Inc. *	11,506
			2,000	Medicines Co./The *	22,020
	Energy - 6.51%		200	Medicis Pharmaceutical Corp., Class A	4,270
1,000	Atwood Oceanics, Inc. *	35,270	100	Myriad Genetics, Inc. *	2,740
1,100	CARBO Ceramics, Inc.	56,705	500	Myriad Pharmaceuticals, Inc. *	2,930
3,300	Carrizo Oil & Gas, Inc. *	80,817	500	National Healthcare Corp.	18,645
200	Dril-Quip, Inc. *	9,928	700	Novavax, Inc. *	2,772
300	GMX Resources, Inc. *	4,713	300	Orexigen Therapeutics, Inc. *	2,955
2,000	Hercules Offshore, Inc. *	9,820	100	OSI Pharmaceuticals, Inc. *	3,530
700	Matrix Service Co. *	7,609	1,800	PSS World Medical, Inc. *	39,294
1,500	Penn Virginia Corp.	34,365	400	Psychiatric Solutions, Inc. *	10,704
1,100	Petroleum Development Corp. *	20,526	1,100	Regeneron Pharmaceuticals, Inc. *	21,230
2,600	RPC, Inc.	27,248	500	Spectrum Pharmaceuticals, Inc. *	3,365
900	Stone Energy Corp. *	14,679	600	Theravance, Inc. *	8,784
1,100	Superior Well Services, Inc. *	10,648	200	United Therapeutics Corp. *	9,798
		312,328	1,600	Valeant Pharmaceuticals International *	44,896
			200	Vanda Pharmaceuticals, Inc. *	2,328
	Financials - 8.50%		1,600	Viropharma, Inc. *	15,392
100	Cohen & Steers, Inc.	2,400	500	West Pharmaceutical Services, Inc.	20,305
300	East West Bancorp, Inc.	2,490	400	XenoPort, Inc. *	8,492
1,500	eHealth, Inc. *	21,780			731,856
800	GAMCO Investors, Inc., Class A	36,560
100	Greenhill & Co., Inc.	8,958
700	Hancock Holding Co.	26,299

Small Cap Growth Fund (continued)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS (continued)				Information Technology (continued)
			600	MAXIMUS, Inc.	$ 27,960
	Industrials - 20.57%		500	Mentor Graphics Corp. *	4,655
2,300	AAR Corp. *	$ 50,462	200	Micros Systems, Inc. *	6,038
1,700	Actuant Corp., Class A	27,302	2,500	MKS Instruments, Inc. *	48,225
700	Advanced Battery Technologies, Inc. *	3,038	1,900	Netlogic Microsystems, Inc. *	85,500
300	Beacon Roofing Supply, Inc. *	4,794	1,600	Novatel Wireless, Inc. *	18,176
1,000	Bucyrus International, Inc.	35,620	300	NVE Corp. *	15,948
500	Deluxe Corp.	8,550	200	Omniture, Inc. *	4,288
200	EMCOR Group, Inc. *	5,064	600	Plexus Corp. *	15,804
8,000	EnergySolutions, Inc.	73,760	1,900	PMC - Sierra, Inc. *	18,164
400	EnerNOC, Inc. *	13,264	1,800	Polycom, Inc. *	48,150
300	Esterline Technologies Corp. *	11,763	1,700	Progress Software Corp. *	38,505
1,000	Franklin Electric Co., Inc.	28,670	1,100	Quest Software, Inc. *	18,535
2,600	GeoEye, Inc. *	69,680	300	RightNow Technologies, Inc. *	4,332
200	GrafTech International, Ltd. *	2,940	1,900	Scansource, Inc. *	53,808
2,500	Heartland Express, Inc.	36,000	1,300	Smith Micro Software, Inc. *	16,068
800	Herman Miller, Inc.	13,528	1,200	SPSS, Inc. *	59,940
4,200	Hexcel Corp. *	48,048	200	STEC, Inc. *	5,878
600	ICF International, Inc. *	18,192	900	Sybase, Inc. *	35,010
2,000	Korn/Ferry International *	29,180	600	Synaptics, Inc. *	15,120
200	Lindsay Corp.	7,876	500	THQ, Inc. *	3,420
4,800	MasTec, Inc. *	58,320	500	TNS, Inc. *	13,700
1,500	Mcgrath Rentcorp	31,905	200	TTM Technologies, Inc. *	2,294
600	Middleby Corp. *	33,006	2,300	Ultratech, Inc. *	30,429
1,100	Mine Safety Appliances Co.	30,261	5,900	Valueclick, Inc. *	77,821
1,300	Moog, Inc., Class A *	38,350	1,900	Varian Semiconductor Equipment
4,300	MPS Group, Inc. *	45,236		Associates, Inc. *	62,396
300	Multi-Color Corp.	4,629	300	Veeco Instruments, Inc. *	6,996
2,100	Old Dominion Freight Line, Inc. *	63,903	600	VeriFone Holdings, Inc. *	9,534
300	Orbital Sciences Corp. *	4,491	500	Viasat, Inc. *	13,290
700	RBC Bearings, Inc. *	16,331			1,418,497
1,600	Resources Connection, Inc. *	27,296
600	Rollins, Inc.	11,310		Materials - 1.75%
1,000	SYKES Enterprises, Inc. *	20,820	1,600	Allied Nevada Gold Corp. *	15,664
700	Triumph Group, Inc.	33,593	800	Deltic Timber Corp.	36,616
800	United Stationers, Inc. *	38,088	200	Haynes International, Inc. *	6,364
500	Valmont Industries, Inc.	42,590	1,200	LSB Industries, Inc. *	18,684
		987,860	200	Solutia, Inc. *	2,316
			200	WR Grace & Co. *	4,348
	Information Technology - 29.54%				83,992
1,600	Adtran, Inc.	39,280
2,900	Advanced Energy Industries, Inc. *	41,296		Telecommunication Services - 0.57%
1,000	Advent Software, Inc. *	40,250	3,300	Premiere Global Services, Inc. *	27,423
1,100	Anixter International, Inc. *	44,121
1,100	ANSYS, Inc. *	41,217		Total Common Stocks	4,746,535
4,200	Benchmark Electronics, Inc. *	75,600		( Cost $4,016,108 )
200	CommScope, Inc. *	5,986
2,100	Concur Technologies, Inc. *	83,496
1,400	CSG Systems International, Inc. *	22,414
500	Cymer, Inc. *	19,430
200	Cypress Semiconductor Corp. *	2,066
200	DealerTrack Holdings, Inc. *	3,782
2,000	EPIQ Systems, Inc. *	29,000
600	Equinix, Inc. *	55,200
500	Factset Research Systems, Inc.	33,120
3,600	Harmonic, Inc. *	24,048
3,400	IXYS Corp. *	28,934
1,300	j2 Global Communications, Inc. *	29,913
1,500	Littelfuse, Inc. *	39,360

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.23%

59,199	SSgA Prime Money Market Fund	$ 59,199

	Total Investment Company	59,199
	( Cost $59,199 )

TOTAL INVESTMENTS - 100.08%		4,805,734
( Cost $4,075,307 )

Small Cap Growth Fund (concluded)

Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.23%

59,199	SSgA Prime Money Market Fund	$ 59,199

	Total Investment Company	59,199
( Cost $59,199 )

TOTAL INVESTMENTS - 100.08%		4,805,734
( Cost $4,075,307 )
NET OTHER ASSETS AND LIABILITIES - (0.08)%		(3,851)
TOTAL NET ASSETS - 100.00%		$ 4,801,883

*	Non-income producing.
(L)	Security valued at fair value using methods
determined in good faith by or at the discretion
of the Board of Trustees.
(T)	Illiquid security.
REIT	Real Estate Investment Trust.

The industry classification method used for
purposes of this report may differ from the industry
subclassification(s) used for Trust compliance

Global Securities Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.28%				Spain - 3.75%
			92,910	Iberdrola S.A.	$ 911,299
	Australia - 6.09%		12,308	Telefonica S.A.	339,480
107,888	Amcor, Ltd.	$ 521,550			1,250,779
47,285	Foster's Group, Ltd.	231,504
6,594	National Australia Bank, Ltd.	178,928		Switzerland - 3.59%
8,317	QBE Insurance Group, Ltd.	176,524	20,533	Novartis AG	1,026,007
204,328	Telstra Corp., Ltd.	589,411	726	Zurich Financial Services AG	172,466
14,183	Wesfarmers, Ltd.	331,431			1,198,473
		2,029,348
				Taiwan - 1.48%
	Belgium - 0.49%		45,048	Taiwan Semiconductor
34,957	Fortis *	163,689		Manufacturing Co., Ltd., ADR	493,726
13,256	Fortis VVPR Strips *	39
		163,728		United Kingdom - 15.25%
			36,044	Aviva PLC	258,453
	Canada - 0.47%		118,774	BP PLC	1,051,044
6,400	BCE, Inc.	157,530	56,646	GlaxoSmithKline PLC	1,114,479
			32,866	Royal Dutch Shell PLC, A Shares	939,926
	Finland - 0.43%		32,424	Unilever PLC	922,513
11,988	UPM-Kymmene OYJ	143,800	355,422	Vodafone Group PLC	797,382
					5,083,797
	France - 9.00%
14,807	Carrefour S.A.	671,473		United States - 34.26%
20,315	France Telecom S.A.	541,013	8,600	3M Co.	634,680
8,213	Societe Generale	660,791	35,500	Alcoa, Inc.	465,760
18,961	Total S.A.	1,126,265	17,500	AT&T, Inc.	472,675
		2,999,542	41,350	Bank of America Corp.	699,642
			31,300	CBS Corp., Class B	377,165
	Germany - 3.63%		13,100	Chevron Corp.	922,633
48,909	Deutsche Telekom AG	667,529	30,300	ConAgra Foods, Inc.	656,904
5,867	RWE AG	544,734	621	Fairpoint Communications, Inc.	255
		1,212,263	49,100	General Electric Co.	806,222
			7,700	General Mills, Inc.	495,726
	Italy - 3.51%		18,600	Genuine Parts Co.	707,916
81,212	Intesa Sanpaolo SpA *	359,076	20,600	HJ Heinz Co.	818,850
207,723	UniCredit SpA *	811,327	6,700	Johnson & Johnson	407,963
		1,170,403	20,500	Merck & Co., Inc./NJ	648,415
			36,900	Microsoft Corp.	955,341
	Japan - 10.91%		37,000	Pfizer, Inc.	612,350
12,500	Astellas Pharma, Inc.	515,334	19,200	Verizon Communications, Inc.	581,184
15,000	Canon, Inc.	608,346	8,740	Wells Fargo & Co.	246,293
17,100	Nitto Denko Corp.	525,390	18,800	Wyeth	913,304
21,300	Seven & I Holdings Co., Ltd.	511,647			11,423,278
14,200	Takeda Pharmaceutical Co., Ltd.	593,352
18,100	Tokio Marine Holdings, Inc.	525,781		Total Common Stocks	32,771,652
94	West Japan Railway Co.	357,075		( Cost $43,983,407 )
		3,636,925
			WARRANTS AND RIGHTS - 0.00%
	Netherlands - 2.61%
30,272	ING Groep N.V. *	540,258		Belgium - 0.00%
29,229	Reed Elsevier N.V.	329,661	34,957	Fortis Bank S.A./N.V.
		869,919		Exp. 07/04/14 (L)(T) *	-

	Singapore - 2.81%			Total Warrants and Rights	-
73,057	Oversea-Chinese Banking Corp., Ltd.	407,053		( Cost $0 )
44,000	Singapore Technologies
	Engineering, Ltd.	85,883
193,000	Singapore Telecommunications, Ltd.	445,205
		938,141

Global Securities Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.28%			OTHER INFORMATION:
			Industry Concentration
	United States - 1.28%			% of Net Assets
425,788	SSgA Prime Money Market Fund	$ 425,788	Pharmaceuticals	17.5%
			Oil, Gas & Consumable Fuels	12.1%
	Total Investment Company	425,788	Diversified Telecommunication Services	11.4%
	( Cost $425,788 )		Food Products	8.7%
			Commercial Banks	8.0%
TOTAL INVESTMENTS - 99.56%		33,197,440	Food & Staples Retailing	4.5%
( Cost $44,409,195 )			Industrial Conglomerates	4.3%
NET OTHER ASSETS AND LIABILITIES - 0.44%		146,171	Insurance	3.9%
TOTAL NET ASSETS - 100.00%		$ 33,343,611	Diversified Financial Services	3.7%
			Software	2.9%
			Electric Utilities	2.7%
*	Non-income producing.		Wireless Telecommunication Services	2.4%
(L)	Security valued at fair value using methods		Distributors	2.1%
	determined in good faith by or at the discretion		Media	2.1%
	of the Board of Trustees.		Office Electronics	1.8%
(T)	Illiquid Security		Net Other Assets & Liabilities	1.7%
ADR	American Depositary Receipt.		Multi-Utilities	1.6%
PLC	Public Limited Company.		Chemicals	1.6%
			Containers & Packaging	1.6%
			Semiconductors &
			Semiconductor Equipment	1.5%
			Metals & Mining	1.4%
			Road & Rail	1.1%
			Beverages	0.7%
			Paper & Forest Products	0.4%
			Construction & Engineering	0.3%
				100.0%

				The industry classification method used for
				purposes of this report may differ from the industry
				subclassification(s) used for Trust compliance
			purposes.

International Stock Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 97.99%				Japan (continued)
			9,200	Fanuc, Ltd.	$ 827,440
	Australia - 1.10%		54,600	HOYA Corp.	1,293,246
27,728	ABC Learning Centres, Ltd. (L)(T)	$ -	96	INPEX Corp.	821,585
46,200	QBE Insurance Group, Ltd.	980,573	419	Japan Tobacco, Inc.	1,441,841
		980,573	193	KDDI Corp.	1,091,090
			4,200	Keyence Corp.	900,017
	Belgium - 1.91%		19,600	Kurita Water Industries, Ltd.	705,123
37,200	Anheuser-Busch InBev N.V.	1,698,115	38,500	Mitsubishi Corp.	781,141
			69,000	Mitsubishi Estate Co., Ltd.	1,088,520
	Brazil - 3.34%		27,000	Secom Co., Ltd.	1,363,499
86,800	Banco do Brasil S.A.	1,527,578	10,250	T&D Holdings, Inc.	278,281
145,300	Companhia Brasileira de Meios		12,400	Tokio Marine Holdings, Inc.	360,203
	de Pagamento	1,439,449			14,703,589
		2,967,027
				Mexico - 0.86%
	Canada - 1.37%		40,900	Grupo Televisa S.A., ADR	760,331
37,800	TELUS Corp.	1,217,751
				Netherlands - 1.57%
	China - 1.24%		52,005	TNT N.V.	1,395,225
1,464,100	Industrial & Commerical
	Bank of China	1,101,374		Norway - 0.46%
			36,200	Aker Solutions ASA	407,456
	Denmark - 0.98%
13,925	Novo Nordisk A/S, B Shares	871,475		Russia - 0.98%
			16,100	Lukoil OAO, ADR	872,620
	France - 10.28%
25,950	BNP Paribas	2,072,669		Singapore - 1.89%
20,300	Cie de Saint-Gobain	1,052,718	730,300	Singapore Telecommunications, Ltd.	1,684,630
15,968	Groupe Danone S.A.	961,915
33,512	Sanofi-Aventis S.A.	2,458,505		Spain - 1.62%
1	Societe Generale	80	89,725	Banco Santander S.A.	1,443,797
43,687	Total S.A.	2,594,966
		9,140,853		Sweden - 1.10%
			97,780	Telefonaktiebolaget LM Ericsson,
	Germany - 10.85%			B Shares	980,911
16,400	Allianz SE	2,048,090
35,500	Daimler AG	1,786,692		Switzerland - 10.93%
11,500	Deutsche Bank AG	882,270	39,900	Credit Suisse Group AG	2,211,006
28,800	E.ON AG	1,220,930	12,500	Julius Baer holding AG	623,404
7,370	Merck KGaA	732,583	28,150	Nestle S.A.	1,197,999
16,300	SAP AG	793,544	25,797	Novartis AG	1,289,042
23,619	Siemens AG	2,186,391	9,750	Roche Holding AG	1,573,869
		9,650,500	49,700	UBS AG *	908,600
			8,060	Zurich Financial Services AG	1,914,701
	Greece - 0.14%				9,718,621
4,688	OPAP S.A.	120,835
				Turkey - 1.50%
	Hong Kong - 1.13%		187,000	Turkcell Iletisim Hizmet AS	1,334,995
149,995	Esprit Holdings, Ltd.	1,006,412
				United Kingdom - 25.75%
	Ireland - 1.48%		235,773	BAE Systems PLC	1,317,475
47,402	CRH PLC	1,311,876	252,600	Barclays PLC *	1,495,579
			70,900	BG Group PLC	1,233,247
	Italy - 0.97%		209,175	BP PLC	1,851,011
35,500	Atlantia SpA	860,500	140,000	British Airways PLC *	493,982
			26,230	British American Tobacco PLC	823,935
	Japan - 16.54%		515,000	BT Group PLC	1,071,334
58,800	Canon, Inc.	2,384,716	14,000	Cairn Energy PLC *	624,366
31,210	Daito Trust Construction Co., Ltd.	1,366,887	204,300	HSBC Holdings PLC	2,340,753

International Stock Fund (concluded)

		Value
Shares		(Note 1)

COMMON STOCKS (continued)			OTHER INFORMATION:
			Industry Concentration
	United Kingdom (continued)			% of Net Assets
132,300	Informa PLC	$ 666,875	Commercial Banks	15.8%
176,500	International Power PLC	816,238	Oil, Gas & Consumable Fuels	9.0%
695,700	Lloyds Banking Group PLC *	1,154,449	Insurance	8.5%
203,500	Prudential PLC	1,958,728	Pharmaceuticals	7.8%
157,100	QinetiQ Group PLC	353,959	Wireless Telecommunication Services	4.6%
54,000	Standard Chartered PLC	1,332,454	Food Products	4.5%
178,600	Tesco PLC	1,142,039	Diversified Telecommunication Services	4.3%
63,600	Unilever PLC	1,809,519	Electrical Equipment	4.0%
675,862	Vodafone Group PLC	1,516,283	Commercial Services & Supplies	3.8%
103,800	WPP PLC	891,961	Capital Markets	3.5%
		22,894,187	Real Estate Management & Development	2.8%
			Office Electronics	2.7%
	Total Common Stocks	87,123,653	Media	2.6%
	( Cost $80,586,382 )		Tobacco	2.5%
			Electronic Equipment & Instruments	2.5%
WARRANTS AND RIGHTS - 0.06%			Electric Utilities	2.3%
			Distributors	2.0%
	France - 0.06%		Automobiles	2.0%
25,950	BNP Paribas		Net Other Assets & Liabilities	1.9%
	Exp. 10/13/09		Beverages	1.9%
	(Exercise Price $58.51) *	56,182	Industrial Conglomerates	1.7%
			Air Freight & Logistics	1.6%
	Total Warrants and Rights	56,182	Aerospace & Defense	1.5%
	( Cost $0 )		Construction Materials	1.5%
			Food & Staples Retailing	1.3%
INVESTMENT COMPANY - 1.16%			Communications Equipment	1.1%
			Machinery	0.9%
	United States - 1.16%		Software	0.9%
1,029,321	SSgA Prime Money Market Fund	1,029,321	Construction & Engineering	0.4%
			Hotels, Restaurants & Leisure	0.1%
	Total Investment Company	1,029,321		100.0%
	( Cost $1,029,321 )
				The industry classification method used for
TOTAL INVESTMENTS - 99.21%		88,209,156		purposes of this report may differ from the industry
( Cost $81,615,703 )				subclassification(s) used for Trust compliance
NET OTHER ASSETS AND LIABILITIES - 0.79%		700,211	purposes.
TOTAL NET ASSETS - 100.00%		$ 88,909,367

*	Non-income producing.
(L)	Security valued at fair value using methods
	determined in good faith by or at the discretion
	of the Board of Trustees.
(T)	Illiquid security.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Target Retirement 2020 Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 1.86%
39,525	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	$ 303,949

	Bond Funds - 21.54%
45,185	Dodge & Cox Income Fund	582,441
92,750	MEMBERS Bond Fund,
	Class Y (R)	936,775
228,434	MEMBERS High Income Fund,
	Class Y (R)	1,507,666
74,009	Oppenheimer International Bond
	Fund, Class Y	484,019
		3,510,901

	Foreign Stock Funds - 21.28%
93,923	Laudus International
	MarketMaster Fund	1,437,969
150,446	MEMBERS International Stock
	Fund, Class Y (R)	1,540,569
23,144	Principal International Emerging
	Markets Fund, Institutional Class	490,185
		3,468,723

	Money Market Fund - 0.55%
89,823	SSgA Prime Money Market Fund	89,823

	Stock Funds - 54.80%
38,397	CRM Mid Cap Value Fund,
	Institutional Class	889,670
28,654	Gateway Fund, Class Y	703,176
64,099	Manning & Napier Equity Series Fund	1,024,299
146,475	MEMBERS Large Cap Growth Fund,
	Class Y (R)	1,956,902
118,928	MEMBERS Large Cap Value Fund,
	Class Y (R)	1,289,183
68,237	MEMBERS Small Cap Value Fund,
	Class Y (R)	578,652
40,871	Neuberger Berman Partners Fund,
	Institutional Class	937,983
66,384	Royce Value Fund, Institutional Class *	649,237
70,343	Victory Special Value Fund, Class I	903,204
		8,932,306

	Total Investment Companies - 100.03%	16,305,702
	( Cost $15,076,298 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(5,528)
TOTAL NET ASSETS - 100.00%		$ 16,300,174

*	Non-income producing.
(R)	Affiliated Company.

Target Retirement 2030 Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 1.84%
39,277	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	$ 302,038

	Bond Funds - 12.27%
65,197	MEMBERS Bond Fund,
	Class Y (R)	658,489
204,471	MEMBERS High Income Fund,
	Class Y (R)	1,349,508
		2,007,997

	Foreign Stock Funds - 25.89%
111,254	Laudus International
	MarketMasters Fund	1,703,294
181,184	MEMBERS International Stock
	Fund, Class Y (R)	1,855,321
32,083	Principal International Emerging
	Markets Fund, Institutional Class	679,514
		4,238,129

	Money Market Fund - 0.54%
88,035	SSgA Prime Money Market Fund	88,035

	Stock Funds - 59.49%
47,925	CRM Mid Cap Value Fund,
	Institutional Class	1,110,423
33,055	Gateway Fund, Class Y	811,160
62,180	Manning & Napier Equity Series Fund	993,637
145,641	MEMBERS Large Cap Growth Fund,
	Class Y (R)	1,945,758
110,859	MEMBERS Large Cap Value Fund,
	Class Y (R)	1,201,713
78,882	MEMBERS Small Cap Value Fund,
	Class Y (R)	668,921
47,953	Neuberger Berman Partners Fund,
	Institutional Class	1,100,521
75,207	Royce Value Fund, Institutional Class *	735,526
91,200	Victory Special Value Fund, Class I	1,171,002
		9,738,661

	Total Investment Companies - 100.03%	16,374,860
	( Cost $15,360,992 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(5,530)
TOTAL NET ASSETS - 100.00%		$ 16,369,330

*	Non-income producing.
(R)	Affiliated Company.

Target Retirement 2040 Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Alternative Asset Class Funds - 1.82%
33,503	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	$ 257,640

	Bond Funds - 3.60%
50,370	MEMBERS Bond Fund,
	Class Y (R)	508,738

	Foreign Stock Funds - 29.01%
110,255	Laudus International
	MarketMasters Fund	1,687,997
162,206	MEMBERS International Stock
	Fund, Class Y (R)	1,660,991
35,554	Principal International Emerging
	Markets Fund, Institutional Class	753,039
		4,102,027

	Money Market Fund - 0.53%
75,001	SSgA Prime Money Market Fund	75,001

	Stock Funds - 65.07%
52,807	CRM Mid Cap Value Fund,
	Institutional Class	1,223,538
28,572	Gateway Fund, Class Y	701,145
57,789	Manning & Napier Equity Series Fund	923,466
124,773	MEMBERS Large Cap Growth Fund,
	Class Y (R)	1,666,966
94,754	MEMBERS Large Cap Value Fund,
	Class Y (R)	1,027,132
76,107	MEMBERS Small Cap Value Fund,
	Class Y (R)	645,391
44,295	Neuberger Berman Partners Fund,
	Institutional Class	1,016,570
72,364	Royce Value Fund, Institutional Class *	707,724
100,423	Victory Special Value Fund, Class I	1,289,429
		9,201,361

	Total Investment Companies - 100.03%	14,144,767
	( Cost $12,868,513 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(4,732)
TOTAL NET ASSETS - 100.00%		$ 14,140,035

*	Non-income producing.
(R)	Affiliated Company.

Notes to Portfolios of Investments (Unaudited):

1.  Portfolio Valuation

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by Ultra Series Fund (the "Trust") or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e, those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.   All other securities for which either quotations are not readily available, no other sales have occurred, or in Madison Asset Management, LLC's (the "Investment Adviser’s") opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund adopted the Financial Accounting Standards Board ("FASB") guidance on fair value measurements.

Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

 In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of September 30, 2009, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2009 in valuing the funds’ investments carried at market value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2009
Conservative Allocation[1]	$ 172,657,263	$ -	$ -	$ 172,657,263
Moderate Allocation[1]	325,225,725	-	-	325,225,725
Aggressive Allocation[1]	107,489,556	-	-	107,489,556
Money Market[2]	7,956,452	92,695,760	-	100,652,212
Bond
Asset Backed	-	7,433,644	-	7,433,644
Corporate Notes and Bonds	-	144,145,653	-	144,145,653
Mortgage Backed	-	150,056,334	-	150,056,334
U.S. Government and Agency Obligations	569,604	213,740,605	-	214,310,209
Investment Companies	17,860,515	-	-	17,860,515
	18,430,119	515,376,236	-	533,806,355
High Income[3]	1,101,798	104,764,560	-	105,866,358
Diversified Income
Common Stocks	176,602,060	-	-	176,602,060
Asset Backed	-	4,690,788	-	4,690,788
Corporate Notes and Bonds	-	89,409,492	-	89,409,492
Mortgage Backed	-	71,630,515	-	71,630,515
U.S. Government and Agency Obligations	3,047,883	64,059,001	-	67,106,884
Investment Companies	7,793,852	-	-	7,793,852
	187,443,795	229,789,796	-	417,233,591
Large Cap Value[1]	636,472,312	-	-	636,472,312
Large Cap Growth[2]
Common Stocks	411,884,756	-	-	411,884,756
Certificate of Deposit	-	2,572,440	-	2,572,440
Investment Companies	19,544,592	-	-	19,544,592
	431,429,348	2,572,440	-	434,001,788
Mid Cap Value[1]	185,252,417	-	-	185,252,417
Mid Cap Growth[2]
Common Stocks	212,662,558		-	212,662,558
Certificate of Deposit	-	3,337,050	-	3,337,050
Investment Companies	14,065,026	-	-	14,065,026
	226,727,584	3,337,050	-	230,064,634
Small Cap Value[1]	8,166,852	-	-	8,166,852
Small Cap Growth[1]	4,805,734	-	-	4,805,734
Global Securities
Common Stocks
Australia	-	2,029,348	-	2,029,348
Belgium	-	163,728	-	163,728
Canada	-	157,530	-	157,530
Finland	-	143,800	-	143,800
France	-	2,999,542	-	2,999,542
Germany	-	1,212,263	-	1,212,263
Italy	-	1,170,403	-	1,170,403
Japan	-	3,636,925	-	3,636,925
Netherlands	-	869,919	-	869,919
Singapore	-	938,141	-	938,141
Spain	-	1,250,779	-	1,250,779
Switzerland	-	1,198,473	-	1,198,473
Taiwan	493,726	-	-	493,726
United Kingdom	-	5,083,797	-	5,083,797
United States	11,423,278	-	-	11,423,278
Warrants and Rights
Belgium	-	-	-	-
Investment Companies	425,788	-	-	425,788
	12,342,792	20,854,648	-	33,197,440
International Stock
Common Stocks
Australia	-	980,573	-4	980,573
Belgium	-	1,698,115	-	1,698,115
Brazil	2,967,027	-	-	2,967,027
Canada	1,217,751	-	-	1,217,751
China	-	1,101,374	-	1,101,374
Denmark	-	871,475	-	871,475
France	-	9,140,853	-	9,140,853
Germany	-	9,650,500	-	9,650,500
Greece	-	120,835	-	120,835
Hong Kong	-	1,006,412	-	1,006,412
Ireland	-	1,311,876	-	1,311,876
Italy	-	860,500	-	860,500
Japan	-	14,703,589	-	14,703,589
Mexico	760,331	-	-	760,331
Netherlands	-	1,395,225	-	1,395,225
Norway	-	407,456	-	407,456
Russia	-	872,620	-	872,620
Singapore	-	1,684,630	-	1,684,630
Spain	-	1,443,797	-	1,443,797
Sweden	-	980,911	-	980,911
Switzerland	-	9,718,621	-	9,718,621
Turkey	-	1,334,995	-	1,334,995
United Kingdom	-	22,894,187	-	22,894,187
Warrants and Rights
France	-	56,182	-	56,182
Investment Companies	1,029,321	-	-	1,029,321
	5,974,430	82,234,726	-	88,209,156
Target Retirement 2020[1]	16,305,702	-	-	16,305,702
Target Retirement 2030[1]	16,374,860	-	-	16,374,860
Target Retirement 2040[1]	14,144,767	-	-	14,144,767

_

1  At September 30, 2009 all investments are Level 1, see respective Portfolio of Investments.

2  At September 30, 2009 all Level 2 securities held are Short Term Investments, see respective Portfolio of Investments.

3  At September 30, 2009, the Level 1 security is an Investment Company.  Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits. See respective Portfolio of Investments.

4  At September 30, 2009 all Level 3 securities held were valued at $0, see respective Portfolio of Investments.

New Accounting Pronouncements: In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds currently do not hold derivative financial instruments.

Other Information (Unaudited)

 Annual and Semiannual Reports

The Trust's annual and semiannual reports provide additional information about each fund’s investments.  The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds.  The reports are available to shareholders at no cost on the SEC’s website at www.sec.gov or by contacting your financial services representative or calling Madison Asset Management at 1-800-670-3600.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.  The officers recognized that there was a change in the Registrant's investment adviser from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC effective July 1, 2009, which included a change in the chief executive officer and the transition of chief financial officer.  However, the officers determined that such changes did not materially change the Registrant's disclosure controls and procedures other than the manner by which they are and will be documented going forward.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

Holly Baggot, Secretary

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: November 23, 2009

By: (signature)

Greg Hoppe, Chief Financial Officer

Date: November 23, 2009